Securities Act File No. 33-34080
                                      Investment Company Act File No. 811-6076
==============================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               /X/

               Pre-Effective Amendment No. ____                       / /

               Post-Effective Amendment No. 46                        /X/

                                      and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       /X/

                                Amendment No. 46                      /X/

                        (Check appropriate box or boxes)

                        THE INFINITY MUTUAL FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)


3435 Stelzer Road, Columbus, Ohio                               43219
(Address of Principal Executive Offices)                      (Zip Code)
Registrant's Telephone Number, including Area Code:         (614) 470-8000


                            Robert L. Tuch, Esq.
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                    (Name and Address of Agent for Service)


                                    copy to:

                            Stuart H. Coleman, Esq.
                           Stroock & Stroock & Lavan LLP
                                180 Maiden Lane
                         New York, New York 10038-4982

     It is proposed that this filing will become effective (check appropriate box)

               ___  immediately upon filing pursuant to paragraph (b)

               ___  on (date) pursuant to paragraph (b)

               ___  60 days after filing pursuant to paragraph (a)(i)

                X   on May 1, 1999 pursuant to paragraph (a)(i)

               ___  75 days after filing pursuant to paragraph (a)(ii)

               ___  on (date) pursuant to paragraph (a)(ii) of Rule 485.

               If appropriate, check the following box:

               ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                           CORRESPONDENT CASH RESERVES


                                                            PROSPECTUS


                         MAY 1, 1999


                         MONEY MARKET PORTFOLIO

                         TAX FREE MONEY MARKET PORTFOLIO


                         MANAGED BY MITCHELL HUTCHINS ASSET MANAGEMENT INC.


QUESTIONS?
CALL 1-800-442-3809
OR YOUR INVESTMENT
REPRESENTATIVE.

     AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

TABLE OF CONTENTS

CAREFULLY REVIEW THIS        DESCRIPTION OF THE PORTFOLIOS - OBJECTIVE,
IMPORTANT SECTION TO         RISK/RETURN AND EXPENSES
LEARN ABOUT EACH
PORTFOLIO'S GOAL, MAIN         3   OVERVIEW
INVESTMENT STRATEGIES AND    4-6   MONEY MARKET PORTFOLIO
RISKS, PAST PERFORMANCE,     7-9   TAX FREE MONEY MARKET PORTFOLIO
AND FEES.


REVIEW THIS SECTION FOR      INVESTMENT STRATEGIES AND RISKS.
ADDITIONAL INFORMATION ON
ADDITIONAL INVESTMENT          10   GENERAL
STRATEGIES AND RISKS           10   MONEY MARKET PORTFOLIO
                               11   TAX FREE MONEY MARKET PORTFOLIO
                            11-12   GENERAL RISKS APPLICABLE TO EACH
                                    PORTFOLIO


REVIEW THIS SECTION FOR       PORTFOLIO MANAGEMENT
DETAILS ON THE
ORGANIZATIONS THAT             12   THE INVESTMENT ADVISER
OVERSEE THE PORTFOLIOS.        12   THE ADMINISTRATOR AND DISTRIBUTOR


REVIEW THIS SECTION FOR       SHAREHOLDER INFORMATION
DETAILS ON HOW SHARES ARE
VALUED, HOW TO PURCHASE        13   PRICING OF PORTFOLIO SHARES
AND SELL SHARES, RELATED       13   PURCHASING AND ADDING TO YOUR SHARES
CHARGES AND PAYMENTS OF        15   SELLING YOUR SHARES
DIVIDENDS AND                  16   DISTRIBUTION AND SERVICE (12B-1) FEES
DISTRIBUTIONS.                 16   SPECIAL MANAGEMENT SERVICES FEES
                               17   DIVIDENDS, DISTRIBUTIONS AND TAXES


REVIEW THIS SECTION FOR        FINANCIAL HIGHLIGHTS
RECENT FINANCIAL
INFORMATION.                   18   MONEY MARKET PORTFOLIO
                               19   TAX FREE MONEY MARKET PORTFOLIO


WHERE TO LEARN MORE ABOUT      BACK COVER
THE PORTFOLIOS.

DESCRIPTION OF THE PORTFOLIOS - OBJECTIVE, RISK/RETURN  AND EXPENSES

OVERVIEW

Each Portfolio is a money market mutual fund. As a money market fund, each Portfolio is subject to maturity, quality and diversification requirements designed to help it maintain a stable price of $1.00 per share.

You should be aware that:

          o An investment in the Portfolios is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

          o Although each Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Portfolio.

          o    There is no guarantee that each Portfolio will achieve its goals.

MORE INFORMATION ON EACH PORTFOLIO CAN BE FOUND IN THE PORTFOLIOS' CURRENT ANNUAL/SEMI-ANNUAL REPORT (SEE BACK COVER).

WHO MAY WANT TO INVEST?

               Consider investing in a Portfolio if you are:

               o    seeking preservation of capital
               o    investing short-term reserves
               o willing to accept lower potential returns in exchange for a higher degree of safety

               The  Portfolios may not be appropriate if you are:

               o    seeking high total returns
               o    pursuing a long-term goal or investing for retirement


In addition, the Tax Free Portfolio may not be appropriate if you are investing through a tax exempt retirement plan because such plans do not benefit from tax exempt income.2

CORRESPONDENT CASH RESERVES MONEY MARKET PORTFOLIO
    TICKER SYMBOL:  ICCXX

INVESTMENT OBJECTIVE          The Portfolio seeks to provide investors with as
                              high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

PRINCIPAL INVESTMENT          The Portfolio invests in a diversified portfolio
STRATEGIES                    of high-quality, short-term U.S.
                              denominated debt securities, including the following:

                              o obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities

                              o    certificates of deposit, time deposits,
                                   bankers' acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches

                              o domestic and foreign commercial paper and other short-term corporate debt obligations, including those with floating or variable rates of interest

                              o obligations issued or guaranteed by one or more foreign governments or their agencies or instrumentalities, including obligations of supranational entities

                              o    asset-backed securities

                              o repurchase agreements collateralized by the types of securities listed above

                              The Portfolio buys and sells securities based on considerations of safety of principal and liquidity, which means that the Portfolio may not necessarily invest in securities paying the highest available yield at a particular time. The Portfolio may attempt to increase its yield by trading to take advantage of short-term market variations. The Adviser evaluates Portfolio investments based on credit analysis and the interest rate outlook.

                              The Portfolio normally will invest at least 25% of its total assets in domestic and/or foreign bank obligations.

PRINCIPAL INVESTMENT          The principal risks of investing in the
RISKS                         Portfolio are:

                              o INTEREST RATE RISK This is the risk that changes in interest rates will affect the yield or value of the Portfolio's investments in debt securities.

                              o CREDIT RISK This is the risk that the issuer or guarantor of a debt security will be unable or unwilling to make timely interest or principal payments, or to otherwise honor its obligations. Credit risk includes the possibility that any of the Portfolio's investments will have its credit rating downgraded or will default.

MONEY MARKET PORTFOLIO

  PERFORMANCE BAR                   Year-by-Year Total Returns as of 12/31
  CHART AND TABLE

The bar chart on this page      3.11%  2.48%  3.45%  5.24%  4.72%  4.77%  4.75%
shows the Money Market          ----------------------------------------------
Portfolio's annual returns      1992   1993   1994   1995   1996   1997   1998
and how its performance has
varied from year-to-year.
The table below shows the        Best quarter:    Q3     1991      +1.31%
Portfolio's average yearly       Worst quarter:   Q2     1993      +0.59%
performance over certain
periods. Of course, past
performance does not
indicate how the Portfolio
will perform in the future.


     AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 1998)

                              PAST YEAR    PAST 5 YEARS    SINCE INCEPTION
                                                           (MAY 20, 1991)
---------------------------------------------------------------------------

MONEY MARKET PORTFOLIO          4.75%      4.59%            4.16%

Both the bar chart and table assume reinvestment of dividends and distributions.

As of December 31, 1998, the 7-day yield was 4.35%. Without fee waivers and expense reimbursements, the Portfolio's yield would have been 4.24% for this time period. For current yield information on the Portfolio, call 1-800-442-3809.

MONEY MARKET PORTFOLIO

FEES AND EXPENSES

As an investor in the                Annual Portfolio Operating Expenses
Money Market                         (exenses that are deducted
Portfolio, you may pay               from Portfolio assets)
certain fees and
expenses, which are
described in the
tables.  Annual
Portfolio operating
expenses are paid out
of Portfolio  assets,
and are reflected in
the  Portfolio's yield.

                                     Management Fees                     0.10%

                                     Distribution/Service                0.60%
                                     (12b-1) Fees

                                     Other Expenses (including           0.34%
                                      administration, special
                                      management services
                                      and custody fees)

                                     Total Annual Portfolio              1.04%
                                     Operating Expenses


A portion of the fees and expenses noted above were waived or reimbursed during the last fiscal year, which reduced Total Annual Portfolio Operating Expenses to 0.93%. This fee waiver and expense reimbursement arrangement is voluntary and may be terminated at any time.

EXPENSE EXAMPLE

Use the example below to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

     o $10,000 investment
     o 5% annual return
     o no changes in the Portfolio's operating expenses

Because the Portfolio's actual return and operating expenses will be different, this example is for comparison only.

                                        1         3           5           10
MONEY MARKET PORTFOLIO                Year       Years      Years        Years
                                      $106       $331       $574         $1,271
-------------------------------------------------------------------------------

CORRESPONDENT CASH RESERVES TAX FREE MONEY MARKET PORTFOLIO
         TICKER SYMBOL:  CTFXX

Investment Objective          The Portfolio seeks to provide investors
                              with as high a level of current income exempt from Federal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

PRINCIPAL INVESTMENT
  STRATEGIES                  The Portfolio normally invests
                              substantially all of its assets in high-quality, short-term municipal obligations, the interest from which is exempt from Federal income tax.
                              Municipal obligations are debt obligations issued by states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities, and certain other entities. They typically are divided into two types:

                              o   GENERAL OBLIGATION BONDS, which are
                                  secured by the full faith and credit of
                                  the issuer and its taxing power

                              o REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

                              The Portfolio invests in municipal
                              obligations based on considerations of safety of principal and liquidity, which means that the Portfolio may not necessarily invest in municipal obligations paying the highest available yield at a particular time. The Portfolio may attempt to increase its yield by trading to take advantage of short-term market variations. The Adviser evaluates municipal obligations based on credit quality and interest rate sensitivity, and seeks to diversify the Portfolio's investments across several different states, sectors and issuers.

                              Although the Portfolio's goal is to
                              generate income exempt from Federal income tax, interest from some of its holdings may be subject to the alternative minimum tax. In addition, when the Adviser believes that acceptable municipal obligations are unavailable for investment, the Portfolio may invest temporarily in high-quality, taxable money market instruments.

PRINCIPAL INVESTMENT
RISKS                         The principal risks of investing in the
                              Portfolio are:

                              o INTEREST RATE RISK This is the risk that changes in interest rates will affect the yield or value of the Portfolio's investments in municipal obligations.

                              o CREDIT RISK This is the risk that the issuer or guarantor of a debt security will be unable or unwilling to make timely interest or principal payments, or to otherwise honor its obligations. Credit risk includes the possibility that any of the Portfolio's investments will have its credit rating downgraded or will default.

TAX FREE MONEY MARKET PORTFOLIO

PERFORMANCE BAR
CHART AND TABLE                          YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31

The bar chart on this page
shows the Tax Free Money Market                      2.90%         2.83%
Portfolio's annual returns and how its              ----------------------
performance has varied from                          1997          1998
year-to-year. The table below shows the
Portfolio's average yearly performance
over certain periods. Of course, past
performance does not indicate how the
Portfolio will perform in the future.

                                        Best quarter:   Q2      1998  +0.75%
                                        Worst quarter:  Q4      1998  +0.66%


     AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 1998)

                                Past Year    Since Inception
                                             (October 7, 1996)
TAX FREE
MONEY MARKET PORTFOLIO            2.83%            2.86%

Both the bar chart and table assume reinvestment of dividends and distributions.

As of December 31, 1998, the 7-day yield and the 7-day tax equivalent yield (based on a 39.67% federal income tax rate) were 2.81% and 4.65%, respectively. Without fee waivers and expense reimbursements, the Portfolio's yield and tax equivalent yield would have been 2.50% and 4.14%, respectively, for this time period. For current yield information on the Portfolio, call 1-800-442-3809.

TAX FREE MONEY MARKET PORTFOLIO

FEES AND EXPENSES

As an investor in the                   Annual Portfolio Operating Expenses
Tax Free  Money                         (expenses that are deducted
Market Portfolio, you                   from Portfolio assets)
may  pay certain fees
and expenses, which
are described in the
tables.  Annual
Portfolio operating
expenses are  paid
out of Portfolio
assets, and are
reflected in the
Portfolio's yield.

                                 Management Fees                         0.10%

                                 Distribution/Service Fees (12b-1)       0.60%

                                 Other Expenses (including
                                  administration, special                0.32%
                                  management services and
                                  custody fees)

                                 Total Annual Portfolio                  1.02%
                                 Operating Expenses

A portion of the fees and expenses noted above were waived or reimbursed during the last fiscal year, which reduced Total Annual Portfolio Operating Expenses to 0.71%. This fee waiver and expense reimbursement arrangement is voluntary and may be terminated at any time.

EXPENSE EXAMPLE

Use the example below to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

     o $10,000 investment
     o 5% annual return
     o no changes in the Portfolio's operating expenses

Because the Portfolio's actual return and operating expenses will be different, this example is for comparison only.

                                   1          3               5           10
TAX FREE MONEY MARKET            Year       Years           Years        Years
PORTFOLIO                        $104       $325            $563         $1,248
-------------------------------------------------------------------------------

ADDITIONAL INVESTMENT STRATEGIES AND RISKS

GENERAL

Generally, each Portfolio is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by the Adviser. The remainder may be invested in securities with the second highest credit rating. In addition, each Portfolio must do the following:

                    o maintain an average dollar-weighted portfolio maturity of 90 days or less

                    o buy individual securities that have or are deemed to have remaining maturities of 397 days or less buy only high quality U.S. dollar-denominated obligations MONEY MARKET PORTFOLIO

The Money Market Portfolio usually invests at least 25% of its assets in domestic and/or foreign bank obligations. Thus, it will have correspondingly greater exposure to the risk factors which are characteristic of such investments. Sustained increases in interest rates can adversely affect the availability or liquidity and cost of capital funds for a bank's lending activities, and a deterioration in general economic conditions could increase the exposure to credit losses. In addition, the value of and the investment return on the Portfolio's shares will be affected by economic or regulatory developments in or related to the banking industry, and competition within the banking industry as well as with other types of financial institutions. The Portfolio, however, will seek to minimize its exposure to such risks by investing only in debt securities which are determined to be of high quality.

Since the Money Market Portfolio may invest in U.S. dollar-denominated securities issued by foreign issuers, such as foreign governments, foreign banks and foreign subsidiaries or branches of domestic banks, it may be subject to additional investment risk with respect to those securities which are different in some respects from those incurred by a fund that invests only in debt obligations of U.S. domestic issuers. Foreign issuers usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Foreign risk includes nationalization, expropriation or confiscatory taxation, political changes or diplomatic developments that could adversely affect such investments.

The Money Market Portfolio may enter into reverse repurchase agreements with banks, brokers or dealers. In these transactions, the Portfolio sells a portfolio security to another party in return for cash and agrees to repurchase the security generally at a particular price and time.

The Money Market Portfolio also may lend securities from its portfolio to brokers, dealers and other financial institutions.

TAX FREE MONEY MARKET PORTFOLIO

From time to time, the Tax Free Money Market Portfolio may invest more than 25% of the value of its total assets in industrial development bonds which, although issued by industrial development authorities, may be backed only by the assets and revenues of the non-governmental users. Interest on municipal obligations (including certain industrial development bonds) which are specified private activity bonds, while exempt from Federal income tax, is a preference item for the purpose of the alternative minimum tax. If the Portfolio receives such interest, a proportionate share of any exempt-interest dividend paid by the Portfolio may be treated as such a preference item to shareholders. The Portfolio will invest no more than 20% of the value of its net assets in municipal obligations the interest from which gives rise to a preference item for the purpose of the alternative minimum tax and, except for temporary defensive purposes, in other investments subject to Federal income tax. For temporary defensive purposes because of market, economic, political or other conditions, the Portfolio may invest more than 20% of its net assets in taxable money market securities. Dividends paid by the Portfolio from income earned from these securities will be taxable to shareholders.

The Tax Free Money Market Portfolio may invest more than 25% of the value of its total assets in municipal obligations which are related in such a way that an economic, business or political development or change affecting one such security also would affect the other securities; for example, securities the interest upon which is paid from revenues of similar types of projects, or securities whose issuers are located in the same state. As a result of such investments, the Portfolio's yield may be more affected by factors pertaining to the economy of the relevant governmental issuer and other factors specifically affecting the ability of issuers of such securities to meet their obligations.

GENERAL RISKS APPLICABLE TO EACH PORTFOLIO

Each Portfolio's yield will vary as the short-term securities it holds mature and the proceeds are reinvested in securities with different interest rates. A Portfolio's performance also will depend on the effectiveness of the Adviser's credit analysis and interest rate outlook.

The Portfolios expect to maintain a net asset value of $1.00 per share, but there is no assurance that the Portfolios will be able to do so on a continuous basis. The Portfolios' performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in each Portfolio's investment portfolio, national and international economic conditions and general market conditions, as well as the timing and size of purchases and redemptions of Portfolio shares.

Like other funds and business organizations around the world, the Portfolios could be adversely affected if the computer systems used by the Adviser and the Portfolios' other service providers do not properly process and calculate date-related information for the year 2000 and beyond. In addition, Year 2000 issues may adversely affect the companies or other issuers in which the Portfolios invest where, for example, such entities incur substantial costs to address Year 2000 issues or suffer losses caused by the failure to adequately or timely do so.

The Adviser and the Portfolios' other service providers (i.e., Administrator, Transfer Agent, Fund Accounting Agent, Custodian and Distributor) have assured the Portfolios that they have developed and are implementing clearly defined and documented plans intended to minimize risks to services critical to the Portfolios' operations associated with Year 2000 issues. The Adviser and the other service providers are likewise seeking assurances from many of their respective vendors and suppliers that such entities are addressing Year 2000 issues.

While the ultimate costs or consequences of incomplete or untimely resolution of Year 2000 issues by the Adviser or the Portfolios' other service providers cannot be accurately assessed at this time, the Portfolios currently have no reason to believe that the Year 2000 plans of the Adviser and the Portfolios' other service providers will not be completed by December 31, 1999, or that the anticipated costs associated with full implementation of their plans will have a material adverse impact on either their business operations or financial condition or those of the Portfolios. If any systems upon which the Portfolios are dependent are not Year 2000 ready by December 31, 1999, administrative errors and account maintenance failures would likely occur.


PORTFOLIO MANAGEMENT

THE INVESTMENT ADVISER

Mitchell Hutchins Asset Management Inc. (the "Adviser"), 1285 Avenue of the Americas, New York, NY 10019, is each Portfolio's investment adviser. The Adviser is a wholly-owned subsidiary of PaineWebber Incorporated, which in turn is wholly-owned by Paine Webber Group, Inc., a publicly-owned financial services holding company. As of December 31, 1998, the Adviser served as investment adviser or sub-adviser to 33 investment companies with 75 separate portfolios and aggregate assets of approximately $44.3 billion. The Adviser makes the day-to-day investment decisions for the Portfolios.

For the year ended December 31, 1998, the Portfolios paid the Adviser an advisory fee at the following indicated annual rate:

---------------------------------------------------------------------------
                                                       PERCENTAGE OF
                                                       AVERAGE NET ASSETS
---------------------------------------------------------------------------
Money Market Portfolio                                      0.10%
---------------------------------------------------------------------------
Tax Free Money Market Portfolio                             0.10%
---------------------------------------------------------------------------

THE ADMINISTRATOR AND DISTRIBUTOR

BISYS Fund Services Ohio, Inc. (the "Administrator"), 3435 Stelzer Road, Columbus, OH 43219-3035, serves as the Portfolios' administrator. The administrative services of the Administrator include providing office space, equipment and clerical personnel to the Portfolios and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services.

BISYS Fund Services Limited Partnership (the "Distributor"), serves as the distributor of the Portfolios' shares. The Distributor may provide securities dealers that sell Portfolio shares financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.


SHAREHOLDER INFORMATION

PRICING OF PORTFOLIO SHARES

HOW NAV IS CALCULATED

The NAV is calculated by adding the total value of the Portfolio's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Portfolio:

         NAV =

TOTAL ASSETS - LIABILITIES               Your order for the purchase
   Number of Shares                      or sale of shares is priced at
     Outstanding                         the next NAV calculated after your
                                         order is accepted by the Portfolio.

Each Portfolio's net asset value or NAV is expected to be constant at $1.00 per share, although this value is not guaranteed. The NAV is determined at 12:00 noon, Eastern time, on days the New York Stock Exchange and the Portfolio's custodian are open. The Portfolios value their securities at their amortized cost. This method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment.

PURCHASING AND ADDING TO YOUR SHARES

The Portfolios' shares are offered only to clients of certain securities ("Financial Institutions") dealers that have entered into securities clearing arrangements with Correspondent Services Corporation [csc]. These clients include qualified retirement plans, including pension and profit-sharing plans, which are established by corporations, partnerships, or self-employed individuals, and individual retirement accounts.

The Financial Institution may charge additional fees and may require different minimum investments or impose other limitations on buying and selling shares. The Financial Institution is responsible for transmitting orders in a timely manner and may have an earlier cut-off time for purchase and sale requests. Consult your Financial Institution for specific


ACCOUNT TYPE             Minimum Initial             Minimum Subsequent
                         Investment

Regular                     $1,000                        $1
(non-retirement)
Retirement                    $25                         $1
 (IRA)*

*The Tax Free Money Market Portfolio is not recommended as an investment for retirement plans.

Your purchase of shares will be on the same business day if the Portfolio's transfer agent receives your order by 12:00 noon, Eastern time, and receives payment by Federal Funds by 4:00 p.m., Eastern time. If your order is received after 12:00 noon or Federal Funds payment is received after 4:00 p.m., Eastern time, your purchase will be effective on the next business day.

A Portfolio may reject a purchase order if it considers it in the best interest of the Portfolio and its shareholders.


Avoid 31% Tax Withholding

The Portfolio is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Portfolio with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

THROUGH A FINANCIAL INSTITUTION

All orders must be made through your Financial Institution. The Financial Institution will transmit your payment and other required account information to the Portfolios.

SELLING YOUR SHARES

You may "redeem" or sell your shares at any time. Your sales price will be the next NAV after the Portfolio's transfer agent receives your sell order. Normally, you will receive your proceeds within a week after your request is received.

WITHDRAWING MONEY FROM YOUR
PORTFOLIO INVESTMENT

As a shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

INSTRUCTIONS FOR SELLING SHARES

You may request redemption of your shares at any time through your Financial Institution. The Portfolio will not accept requests to sell shares by wire or telephone from you or your Financial Institution.

AUTOMATIC WITHDRAWAL PLAN

You can receive automatic payments from your account on a monthly, quarterly, or semi-annual basis if you have a $1,000 minimum account. For information on the Automatic Withdrawal Plan, consult your Financial Institution. The minimum withdrawal is $50. Redemption proceeds will be on deposit in your designated account at an Automated Clearing House member bank ordinarily within two business days following redemption or, at your request, paid by check sent to you or a designated third party. Your participation in the Automatic Withdrawal Plan may be ended at any time by you, your Financial Institution, the Portfolio, or the Transfer Agent. Retirement plan participants may be eligible for the Automatic Withdrawal Plan under certain circumstances. Contact your Financial Institution for further information on participation in the Automatic Withdrawal Plan.

AUTOMATIC REDEMPTION

Correspondent Services Corporation [csc] carries securities accounts and performs clearing services for the Financial Institutions and has instituted an automatic redemption procedure applicable to Portfolio shareholders. This procedure may be used to satisfy amounts due from you as a result of the purchase of securities or other transactions in your securities account. Under this procedure, unless you notify your Financial Institution to the contrary, your securities account will be scanned each business day prior to 12:00 noon, Eastern time, and after application of any cash balances in the account, a sufficient number of Portfolio shares may be redeemed at the 12:00 noon, Eastern time, pricing that day to satisfy any amounts for which you are obligated to make payment to your Financial Institution. Redemptions will be effected on the business day preceding the date you are obligated to make such payment, and your Financial Institution will receive the redemption proceeds on the day following the redemption date.

REDEMPTION BY CHECK

You may write checks in amounts of $100 or more on your account in a Portfolio. To obtain checks contact your Financial Institution and request an Optional Services Application form. Complete the appropriate section of the Optional Services Application and return it to your Financial Institution. Dividends and distributions will continue to be paid up to the day the check is presented for payment. The check writing feature may be modified or terminated upon 30-days written notice. You must maintain the minimum required account balance of $1,000 and you may not close your Portfolio account by writing a check.

REPURCHASE THROUGH FINANCIAL INSTITUTIONS

The Portfolios will repurchase shares through Financial Institutions. The Portfolios ordinarily will accept orders to repurchase shares from Financial Institutions for their customers at the NAV next computed after receipt of the order from the Financial Institution, provided that such request for repurchase is received from the Financial Institution prior to 12:00 noon, Eastern time, on any business day. It is your Financial Institution's responsibility to transmit your repurchase order properly on a timely basis.

These repurchase arrangements are for the convenience of shareholders and do not involve a charge by the Portfolio; however, Financial Institutions may charge their clients for transmitting the notice of repurchase to the Portfolio. The Portfolios reserve the right to reject any order for repurchase through a Financial Institution, but it may not reject other properly submitted requests for redemption as described herein. The Portfolio promptly will notify the Financial Institution of any rejection of a repurchase. For shareholders selling shares through their Financial Institution, payments will be made by the Transfer Agent to the Financial Institution.

CLOSING OF SMALL ACCOUNTS
If your account falls below $500, the Portfolio may ask you to increase your balance. If it is still below $500 after 45 days, the Portfolio may close your account and send you the proceeds. Certain Financial Institutions may impose, with respect to their clients' investments in a Portfolio, a minimum account balance which is higher than that specified above.

DISTRIBUTION AND SERVICE (12B-1) FEES
The Portfolios have adopted a plan under SEC Rule 12b-1. The plan allows the Portfolios to pay fees for services and expenses relating to the sale and distribution of the Portfolios' shares and/or for providing shareholder services. The amount of the fee is 0.60% of the average daily net assets of the Portfolios. Because these fees are paid from the Portfolios' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SPECIAL MANAGEMENT SERVICES FEE
Each Portfolio has agreed to pay the Adviser and the Administrator each a monthly fee for certain special management services, other than those provided pursuant to the Portfolios' Distribution Plan. These services include developing and monitoring customized investor programs including individual retirement accounts and other ERISA options, automatic deposit and withdrawal programs and other programs requested by Financial Institutions.

DIVIDENDS, DISTRIBUTIONS AND TAXES
All dividends and distributions will be automatically reinvested unless you request otherwise.

Any income a Portfolio receives in the form of interest is paid out, less expenses, to its shareholders as dividends. Each Portfolio declares dividends from net investment income on each day the Portfolio is open for business. Dividends are paid monthly, usually on or about the fifteenth day of the month. If you redeem all shares in your account at any time during the month, all dividends to which you are entitled will be paid to you, along with the proceeds of the redemption. Capital gains, if any, for the Portfolios are distributed at least annually.

Dividends and distributions are treated in the same manner for Federal income tax purposes whether you receive them in cash or in additional shares.

The Portfolios expect that their dividends will primarily consist of net income or, if any, short-term capital gains as opposed to long-term capital gains. Dividends paid by the Money Market Portfolio and by the Tax Free Money Market Portfolio that are derived from taxable investments are taxable as ordinary income.

During normal market conditions, the Tax Free Money Market Portfolio expects that substantially all of its dividends will be excluded from gross income for Federal income tax purposes. The Portfolio may invest in certain securities with interest that may be a preference item for the purposes of the alternative minimum tax or a factor in determining whether Social Security benefits are taxable. In such event, a portion of the Portfolio's dividends would not be exempt from Federal income taxes.

Dividends are taxable in the year in which they are paid, even if they appear on your account statement the following year.

You will be notified in January each year about the Federal tax status of distributions made by the Portfolios. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

Foreign shareholders may be subject to special withholding requirements. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the Federal, state and local tax consequences in your particular circumstances.

FINANCIAL HIGHLIGHTS

The tables below describe the Portfolios' performance for the fiscal periods indicated. "Total return" shows how much your investment in the Portfolio would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The information in the financial highlights has been audited by ____________________, the Portfolios' independent auditors, whose report, along with the Portfolios' financial statements, are included in the annual report.

CORRESPONDENT CASH RESERVES MONEY MARKET PORTFOLIO*

                                                            YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------
                                   1998           1997           1996           1995         1994
--------------------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning
of Period..................       $ 0.9992       $0.9991        $0.9986       $0.9975       $0.9999
                                  ========       =======        =======       ========      ========
--------------------------------------------------------------------------------------------------------------------
Income from
investment operations:
  Net investment income....        0.0465         0.0467         0.0462         0.0512        0.0340
  Net realized gains (losses) on
  securities transactions...       0.0002         0.0001         0.0005         0.0011       (0.0024)
                                   ------         ------         ------         ------       --------
--------------------------------------------------------------------------------------------------------------------
  Total income from investment
  operations                       0.0467         0.0468         0.0467         0.0523        0.0316
                                   ------         ------         ------         ------        -------
--------------------------------------------------------------------------------------------------------------------
Dividends from net investment
 income......................     (0.0465)       (0.0467)       (0.0462)       (0.0512)      (0.0340)
                                  --------       --------       --------       --------      ---------
--------------------------------------------------------------------------------------------------------------------
Net change in net asset value
 Period......................      0.0002         0.0001         0.0005         0.0011       (0.0024)
                                  --------        -------        -------        -------      --------
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End
 of Period....................    $0.9994        $0.9992        $0.9991        $0.9986       $0.9975
                                  --------       --------       --------       --------      --------
--------------------------------------------------------------------------------------------------------------------
Total Return..................     4.75%          4.77%         4.72%          5.24%        3.45%
--------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:

  Net assets, end of
   period (000's)..............    $1,387,903     $1,151,012     $1,007,265    $779,011     $458,092

Ratio of expenses to average net
   assets (after fee waivers)..      0.93%          0.95%         0.88%          0.85%        0.94%

Ratio of net investment income to
   average net assets
  (after fee waivers)..........      4.64%          4.68%         4.65%          5.14%        3.47%

  Ratio of expenses to average net
   assets**.....................     1.04%          1.06%         1.01%          1.03%        1.12%

  Ratio of net investment income to
   average net assets**..........    4.53%          4.57%         4.53%          4.96%        3.29%
--------------------------------------------------------------------------------------------------------------------

------------------------------
* Prior to December 31, 1996, the Money Market Portfolio offered two classes of shares--Retail Shares and Institutional Shares. The information in the table is for the Portfolio's Retail Shares.
** During the period, certain fees and expenses were voluntarily waived and/or reimbursed. If such voluntary waivers and/or reimbursements had not occurred, the ratios would have been as indicated.

CORRESPONDENT CASH RESERVES TAX FREE MONEY MARKET PORTFOLIO


                                                                                                        PERIOD ENDED
                                                         YEAR ENDED DECEMBER 31,                      DECEMBER 31,1996*
                                                         ----------------------                       ------------------
                                                        1998                1997
                                                        ----                ----
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........          $ 1.0000                 $ 1.0000                  $ 1.0000
                                                      --------                ---------                 ---------
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:

    Net investment income...................            0.0279                   0.0286                    0.0100
                                                       --------                ----------                 ---------
-------------------------------------------------------------------------------------------------------------------------------
    Net income from investment
       operations............................           0.0279                   0.0286                    0.0100
                                                        ------                 ----------                 ---------
-------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income.........          (0.0279)                 (0.0286)                   (0.0100)
                                                      --------                 ----------                 ----------
-------------------------------------------------------------------------------------------------------------------------------
Net change in net asset value................             -                        -                           -
                                                      --------                   ----------                   ----------
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............        $ 1.0000                   $ 1.0000                  $ 1.0000
                                                     --------                 ----------                  ----------
-------------------------------------------------------------------------------------------------------------------------------

Total Return.................................            2.83%                      2.90%                     0.66%(a)
                                                     --------                 ----------                ----------
-------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
   Net assets, end of period (000's).........      $102,821                    $103,399                   $ 80,409

   Ratio of expenses to average net
     assets (after fee waivers).............          0.71%                       0.78%                    0.74%(b)

   Ratio of net investment income to
     average net assets
     (after fee waivers)....................          2.79%                       2.86%                    2.80%(b)

   Ratio of expenses to average net
     assets**...............................          1.02%                       1.18%                    1.20%(b)

   Ratio of net investment income to
     average net assets**...................          2.48%                       2.46%                    2.34%(b)
-------------------------------------------------------------------------------------------------------------------------------

------------------------------

* For the period from October 7, 1996 (commencement of operations) through December 31, 1996.
** During the period, certain fees and expenses were voluntarily waived and/or reimbursed. If such voluntary waivers and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.

For more information about the Portfolios, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS (REPORTS):
The Portfolios' annual and semi-annual reports to shareholders contain detailed information on the Portfolios' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):
The SAI provides more detailed information about the Portfolios, including their operations and investment policies. It is incorporated by reference, and is legally considered a part of this prospectus.


------------------------------------------------------------------------------
YOU CAN GET FREE COPIES OF REPORTS AND THE SAI, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE PORTFOLIOS BY CONTACTING A BROKER OR BANK THAT SELLS THE PORTFOLIOS. OR CONTACT THE PORTFOLIOS AT:

                           CORRESPONDENT CASH RESERVES
                                  PO BOX 163879
                             COLUMBUS, OH 43216-3879
                            TELEPHONE: 1-800-442-3809
-------------------------------------------------------------------------------

You can review the Portfolios' Reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

          o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009, or calling 1-800-SEC-0330.

          o         Free from the Commission's Website at http://www.sec.gov.


(Investment Company Act file no. 811-6076)
-------------------------------------------------------------------------------

                         THE INFINITY MUTUAL FUNDS, INC.
               CORRESPONDENT CASH RESERVES MONEY MARKET PORTFOLIO
           CORRESPONDENT CASH RESERVES TAX FREE MONEY MARKET PORTFOLIO

                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 1999

          This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of Correspondent Cash Reserves Money Market Portfolio (the "Money Market Portfolio") and Correspondent Cash Reserves Tax Free Money Market Portfolio (the "Tax Free Money Market Portfolio"), dated May 1, 1999, of The Infinity Mutual Funds, Inc. (the "Fund"), as it may be revised from time to time. To obtain a copy of the Portfolios' Prospectus, please write to the Fund at 3435 Stelzer Road, Columbus, Ohio 43219- 8020, contact your sales representative or call 1-800-442-3809. This Statement of Additional Information relates only to the Portfolios and not to any of the Fund's other portfolios.

          The most recent Annual Report and Semi-Annual Report to Shareholders for each Portfolio are separate documents supplied with this Statement of Additional Information, and the financial statements, accompanying notes and report of independent auditors appearing in the Annual Report are incorporated by reference into this Statement of Additional Information.


                               TABLE OF CONTENTS

                                                                     PAGE

Description of the Fund and the Portfolios..........................  B-2
Management of the Fund................................................B-21
Management Arrangements...............................................B-24
Purchase and Redemption of Shares.....................................B-30
Determination of Net Asset Value......................................B-31
Yield Information.....................................................B-32
Portfolio Transactions................................................B-33
Information About the Fund and the Portfolios.........................B-33
Counsel and Independent Auditors......................................B-34
Financial Statements..................................................B-35
Appendix .............................................................B-36

                   DESCRIPTION OF THE FUND AND THE PORTFOLIOS

GENERAL

          The Fund is a Maryland corporation organized on March 6, 1990. Each Portfolio is a separate portfolio of the Fund, an open-end management investment company, known as a mutual fund. Each Portfolio is a diversified investment company, which means that, with respect to 75% of its total assets, the Portfolio will not invest more than 5% of its assets in the securities of any single issuer.

          Mitchell Hutchins Asset Management Inc. (the "Adviser") serves as each Portfolio's investment adviser.

          BISYS Fund Services Ohio, Inc. (the "Administrator") serves as each Portfolio's administrator.

          BISYS Fund Services Limited Partnership (the "Distributor"), an affiliate of the Administrator, serves as each Portfolio's distributor.

PORTFOLIO SECURITIES

          The following information supplements and should be read in conjunction with the Portfolios' Prospectus.

          BANK OBLIGATIONS. The Money Market Portfolio and, to a limited extent, Tax Free Money Market Portfolio may purchase certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions.

          Certificates of deposit ("CDs") are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

          Time deposits ("TDs") are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate.

          Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations bearing fixed, floating or variable interest rates.

          Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the Federal Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks whose CDs may be purchased by the Portfolio are insured by the Bank Insurance Fund administered by the FDIC (although such insurance may not be of material benefit to the Portfolio, depending upon the principal amount of the CDs of each bank held by the Portfolio) and are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of Federal and state laws and regulations, domestic branches of domestic banks, among other things, are generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness. However, not all of such laws and regulations apply to the foreign branches of domestic banks.

          Obligations of foreign branches of domestic banks, foreign subsidiaries of domestic banks and domestic and foreign branches of foreign banks, such as CDs and TDs, may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation or governmental regulation. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank. The Portfolio's investment in obligations of foreign subsidiaries of domestic banks are subject, to the extent required by the Investment Company Act of 1940, as amended (the "1940 Act"), to the limitations on investing in the securities of other investment companies.

          Obligations of United States branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by Federal or state regulation as well as governmental action in the country in which the foreign bank has its head office. In addition, Federal branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may be required to: (1) pledge to the regulator, by depositing assets with a designated bank within the state, a certain percentage of their assets as fixed from time to time by the appropriate regulatory authority; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of Federal and State Branches generally must be insured by the FDIC if such branches take deposits of less than $100,000.

          In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks, by foreign subsidiaries of domestic banks, by foreign branches of foreign banks or by domestic branches of foreign banks, the Adviser carefully evaluates such investments on a case-by-case basis pursuant to procedures established by the Board of Directors.

          Under normal circumstances, and as a matter of fundamental policy, the Money Market Portfolio will "concentrate" at least 25% of its assets in debt instruments issued by domestic and foreign companies engaged in the banking industry, including bank holding companies. Such investments may include CDs, TDs, bankers' acceptances and obligations issued by bank holding companies, as well as repurchase agreements entered into with banks (as distinct from non-bank dealers) in accordance with the policies set forth in "Repurchase Agreements" below. During periods when the Adviser determines that the Money Market Portfolio should be in a temporary defensive position, the Portfolio may invest less than 25% of its total assets in the banking industry; during such times the Money Market Portfolio's assets will be invested in accordance with its other investment policies. The Adviser may determine that the adoption of a temporary defensive position with respect to issuers in the banking industry is appropriate on the basis of such factors as political, economic, market or regulatory developments adversely affecting that industry as compared to the industries of other issuers of securities available for investment by the Money Market Portfolio.

          COMMERCIAL PAPER AND CORPORATE OBLIGATIONS. The Money Market Portfolio and, to a limited extent, the Tax Free Portfolio may purchase commercial paper and other corporate obligations. Commercial Paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by the Portfolio will consist only of direct obligations issued by domestic and foreign entities. The other corporate obligations in which each Portfolio may invest consist of high quality, U.S. dollar denominated short-term bonds and notes (including variable amount master demand notes) issued by domestic and foreign corporations, including banks.

          FLOATING AND VARIABLE RATE OBLIGATIONS. Each Portfolio may purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 397 days, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 days, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit the Portfolio to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Portfolio, as lender, and the borrower. These obligations permit daily changes in the amounts borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Portfolio's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. These obligations include highly rated certificates of participation in trusts secured by accounts receivable, including trade receivables, and other assets. Such obligations frequently are not rated by credit rating agencies and, if not so rated, the Portfolio may invest in them only if the Adviser, acting upon delegated authority from, and subject to ratification by, the Fund's Board of Directors, determines that at the time of investment the obligations are of comparable quality to the other obligations in which the Portfolio may invest. The Adviser, on behalf of the Portfolio, will consider on an ongoing basis the creditworthiness of the issuers of the floating and variable rate demand obligations held by the Portfolio. The Portfolio will not invest more than 10% of the value of its net assets in floating or variable rate demand obligations as to which it cannot exercise the demand feature on not more than seven days' notice if the Adviser determines, acting upon delegated authority from, and procedures established by, the Fund's Board of Directors, that there is no secondary market available for these obligations, and in other securities that are illiquid.

          ASSET-BACKED SECURITIES. Each Portfolio may purchase asset- backed securities, which are securities issued by special purpose entities whose primary assets consist of, in the case of those purchased by the Money Market Portfolio, a pool of mortgages, loans, receivables or other assets, or, in the case of those purchased by the Tax Free Money Market Portfolio, a pool of Municipal Obligations. Payment of principal and interest may depend largely on the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds or other forms of credit or liquidity enhancements. The value of these asset-backed securities also may be affected by the creditworthiness of the servicing agent for the pool of assets, the originator of the loans or receivables or the financial institution providing the credit support.

          PARTICIPATION INTERESTS. The Money Market Portfolio may invest in short-term corporate obligations that are originated, negotiated and structured by a syndicate of lenders ("Co-Lenders") consisting of commercial banks, thrift institutions, insurance companies, finance companies or other financial institutions one or more of which administers the security on behalf of the syndicate (the "Agent Bank"). Co-Lenders may sell such securities to third parties called "Participants." The Money Market Portfolio may invest in such securities either by participating as a Co-Lender at origination or by acquiring an interest in the security from a Co-Lender or a Participant (collectively, "participation interests"). Co-Lenders and Participants interposed between the Fund and the corporate borrower (the "Borrower"), together with Agent Banks, are referred to herein as "Intermediate Participants." The Money Market Portfolio also may purchase a participation interest in a portion of the rights of an Intermediate Participant, which would not establish any direct relationship between the Portfolio and the Borrower. In such cases, the Money Market Portfolio would be required to rely on the Intermediate Participant that sold the participation interest not only for the enforcement of the Portfolio's rights against the Borrower but also for the receipt and processing of payments due to the Portfolio under the security. Because it may be necessary to assert through an Intermediate Participant such rights as may exist against the Borrower, in the event the Borrower fails to pay principal and interest when due, the Money Market Portfolio may be subject to delays, expenses and risks that are greater than those that would be involved if the Portfolio could enforce its rights directly against the Borrower. Moreover, under the terms of a participation interest, the Money Market Portfolio may be regarded as a creditor of the Intermediate Participant (rather than of the Borrower), so that the Portfolio also may be subject to the risk that the Intermediate Participant may become insolvent. Similar risks may arise with respect to the Agent Bank if, for example, assets held by the Agent Bank for the benefit of the Money Market Portfolio were determined by the appropriate regulatory authority or court to be subject to the claims of the Agent Bank's creditors. In such cases, the Money Market Portfolio might incur certain costs and delays in realizing payment in connection with the participation interest or suffer a loss of principal and/or interest. Further, in the event of the bankruptcy or insolvency of the Borrower, the obligation of the Borrower to repay the loan may be subject to certain defenses that can be asserted by such Borrower as a result of improper conduct by the Agent Bank or Intermediate Participant. In addition, insurance companies are affected by economic and financial conditions and are subject to extensive government regulation, including rate regulation. The property and casualty industry is cyclical, being subject to dramatic swings in profitability which can be affected by natural catastrophes and other disasters. Individual companies may be exposed to material risks, including reserve inadequacy, latent health exposure and inability to collect from their reinsurance carriers.

          The Tax Free Money Market Portfolio may purchase from financial institutions participation interests in Municipal Obligations (such as industrial development bonds and municipal lease/purchase agreements).

          A participation interest gives the Portfolio an undivided interest in the security in the proportion that the Portfolio's participation interest bears to the total principal amount of the security. These instruments may have fixed, floating or variable rates of interest with remaining maturities of 397 days or less. If the instrument is unrated, or has been given a rating below that which is permissible for purchase by the Portfolio, the instrument will be backed by an irrevocable letter of credit or guarantee of a bank or other entity the debt securities of which are rated high quality, or the payment obligation otherwise will be collateralized by U.S. Government securities, or, in the case of unrated instruments, the Adviser, acting upon delegated authority from the Fund's Board of Directors, must have determined that the instrument is of comparable quality to those instruments in which the Portfolio may invest. Participation interests with a rating below high quality that are backed by an irrevocable letter of credit or guarantee as described above will be purchased only if the Adviser, acting as described above, determines after an analysis of, among other factors, the creditworthiness of the guarantor that such instrument is high quality, and if the rating agency did not include the letter of credit or guarantee in its determination of the instrument's rating. If the rating of a participation interest is reduced subsequent to its purchase by the Portfolio, the Adviser will consider, in accordance with procedures established by the Board of Directors, all circumstances deemed relevant in determining whether the Portfolio should continue to hold the instrument. The guarantor of a participation interest will be treated as a separate issuer. For certain participation interests, the Portfolio will have the unconditional right to demand payment, on not more than seven days' notice, for all or any part of the Portfolio's interest in the security, plus accrued interest. As to these instruments, the Portfolio intends to exercise its right to demand payment only upon a default under the terms of the security, as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of its investment portfolio.

          REPURCHASE AGREEMENTS. Each Portfolio may enter into repurchase agreements. In a repurchase agreement, the Portfolio buys, and the seller agrees to repurchase, a security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. The Fund's custodian or sub-custodian employed in connection with third-party repurchase transactions will have custody of, and will hold in a segregated account, securities acquired by a Portfolio under a repurchase agreement. In connection with its third-party repurchase transactions, the Portfolio will employ only eligible sub-custodians which meet the requirements set forth in Section 17(f) of the 1940 Act and the rules thereunder. Repurchase agreements are considered by the staff of the Securities and Exchange Commission to be loans by the Portfolio. Certain costs may be incurred in connection with the sale of the securities if the seller does not repurchase them in accordance with the repurchase agreement. In addition, if bankruptcy proceedings are commenced with respect to the seller of the securities, realization on the securities by the Portfolio may be delayed or limited. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Portfolio will enter into repurchase agreements only with domestic banks (including foreign branches and subsidiaries of domestic banks) with total assets in excess of $1 billion or primary government securities dealers reporting to the Federal Reserve Bank of New York, with respect to securities in which the Portfolio may invest or government securities regardless of their remaining maturities, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price.

          REVERSE REPURCHASE AGREEMENTS. (MONEY MARKET PORTFOLIO ONLY) The Money Market Portfolio may enter into reverse repurchase agreements with banks, brokers or dealers. In these transactions, the Portfolio sells a portfolio security to another party in return for cash and agrees to repurchase the security generally at a particular price and time. The Portfolio will use the cash to make investments which either mature or have a demand feature to resell to the issuer at a date simultaneous with or prior to the time the Portfolio must repurchase the security. Reverse repurchase agreements may be preferable to a regular sale and later repurchase of the securities because it avoids certain market risks and transaction costs. Such transaction, however, may increase the risk of potential fluctuations in the market value of the Portfolio's assets. In addition, interest costs on the cash received may exceed the return on the securities purchased. The Company's Directors have considered the risks to the Money Market Portfolio and its shareholders which may result from the entry into reverse repurchase agreements and have determined that the entry into such agreements is consistent with the Portfolio's investment objective and management policies. The Portfolio will maintain in a segregated custodial account permissible liquid assets equal to the aggregate amount of its reverse repurchase obligations, plus accrued interest, in certain cases, in accordance with releases promulgated by the Securities and Exchange Commission.

          U.S. GOVERNMENT SECURITIES. Each Portfolio may invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, which include U.S. Treasury securities that differ in their interest rates, maturities and times of issuance. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. Interest may fluctuate based on generally recognized reference rates or the relationship of rates. While the U.S. Government currently provides financial support to such U.S. Government- sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.

          FOREIGN GOVERNMENT OBLIGATIONS; SECURITIES OF SUPRANATIONAL ENTITIES. (MONEY MARKET PORTFOLIO ONLY) The Money Market Portfolio may invest in obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Adviser to be of comparable quality to the other obligations in which the Portfolio may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of the Portfolio's assets invested in securities issued by foreign governments will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

          MUNICIPAL OBLIGATIONS. (TAX FREE MONEY MARKET PORTFOLIO ONLY) The Tax Free Money Market Portfolio will invest at least 80% of the value of its net assets (except when maintaining a temporary defensive position) in Municipal Obligations. Municipal Obligations are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies of authorities, the interest from which, in the opinion of bond counsel to the issuer, is exempt from Federal income tax. Municipal Obligations generally include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal Obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax exempt industrial development bonds, in most cases, are revenue bonds that do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued. Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal Obligations include municipal lease/purchase agreements which are similar to installment purchase contracts for property or equipment issued by municipalities. The Portfolio also may purchase short-term structured securities backed by Municipal Obligations (a form of asset-backed security) provided such securities meet the requirements of Rule 2a-7 under the 1940 Act. Municipal Obligations bear fixed, floating or variable rates of interest. Certain Municipal Obligations are subject to redemption at a date earlier than their stated maturity pursuant to call options, which may be separated from the related Municipal Obligation and purchased and sold separately.

          Floating and variable rate demand obligations are tax exempt obligations ordinarily having stated maturities in excess of 397 days, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 days, in each case upon not more than 30 days' notice. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders thereof. The interest rate on a floating rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand obligation is adjusted automatically at specified intervals.

          For the purpose of diversification under the 1940 Act, the identification of the issuer of Municipal Obligations depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if that bond is backed only by the assets and revenues of the non-governmental user, then such non- governmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees a security, such a guaranty would be considered a separate security and will be treated as an issue of such government or other entity.

          The yields of Municipal Obligations are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions in the Municipal Obligations market, size of a particular offering, maturity of the obligation and rating of the issue. The imposition of the Portfolio's management fee, as well as other operating expenses, will have the effect of reducing the yield to investors.

          Municipal lease obligations or installment purchase contract obligations (collectively, "lease obligations") have special risks not ordinarily associated with Municipal Obligations. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation ordinarily is backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. The Tax Free Money Market Portfolio will seek to minimize these risks by investing only in those lease obligations that (1) are rated in one of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations (or one rating organization if the lease obligation was rated only by one such organization) or (2) if unrated, are purchased principally from the issuer or domestic banks or other responsible third parties, in each case only if the seller shall have entered into an agreement with the Portfolio providing that the seller or other responsible third party will either remarket or repurchase the lease obligation within a short period after demand by the Portfolio. The staff of the Securities and Exchange Commission currently considers certain lease obligations to be illiquid. Accordingly, not more than 10% of the value of the Tax Free Money Market Portfolio's net assets will be invested in lease obligations that are illiquid and in other illiquid securities.

          The Tax Free Money Market Portfolio may purchase tender option bonds. A tender option bond is a Municipal Obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the Municipal Obligation's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short- term tax exempt rate. The Adviser, on behalf of the Portfolio, will consider on an ongoing basis the creditworthiness of the issuer of the underlying Municipal Obligation, of any custodian and of the third party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying Municipal Obligation and for other reasons.

          The Portfolio will not purchase tender option bonds unless (a) the demand feature applicable thereto is exercisable by the Portfolio within 397 days of the date of such purchase upon no more than 30 days' notice and thereafter is exercisable by the Portfolio no less frequently than annually upon no more than 30 days' notice and (b) at the time of such purchase, the Adviser reasonably expects (i) based upon its assessment of current and historical interest rate trends, that prevailing short-term tax exempt rates will not exceed the stated interest rate on the underlying Municipal Obligations at the time of the next tender fee adjustment and (ii) that the circumstances which might entitle the grantor of a tender option to terminate the tender option would not occur prior to the time of the next tender opportunity. At the time of each tender opportunity, the Portfolio will exercise the tender option with respect to any tender option bonds unless the Adviser reasonably expects, (x) based upon its assessment of current and historical interest rate trends, that prevailing short-term tax exempt rates will not exceed the stated interest rate on the underlying Municipal Obligations at the time of the next tender fee adjustment, and (y) that the circumstances which might entitle the grantor of a tender option to terminate the tender option would not occur prior to the time of the next tender opportunity. The Portfolio will exercise the tender feature with respect to tender option bonds, or otherwise dispose of its tender option bonds, prior to the time the tender option is scheduled to expire pursuant to the terms of the agreement under which the tender option is granted. The Portfolio otherwise will comply with the provisions of Rule 2a-7 in connection with the purchase of tender option bonds, including, without limitation, the requisite determination by the Fund's Board that the tender option bonds in question meet the quality standards described in Rule 2a-7, which, in the case of a tender option bond subject to a conditional demand feature, would include a determination that the security has received both the required short-term and long-term quality rating or is determined to be of comparable quality. In the event of a default of the Municipal Obligation underlying a tender option bond, or the termination of the tender option agreement, the Portfolio would look to the maturity date of the underlying security for purposes of compliance with Rule 2a-7 and, if its remaining maturity was greater than 13 months, the Portfolio would sell the security as soon as would be practicable. The Portfolio will purchase tender option bonds only when it is satisfied that the custodial and tender option arrangements, including the fee payment arrangements, will not adversely affect the tax exempt status of the underlying Municipal Obligations and that payment of any tender fees will not have the effect of creating taxable income for the Portfolio. Based on the tender option bond agreement, the Portfolio expects to be able to value the tender option bond at par; however, the value of the instrument will be monitored to assure that it is valued at fair value.

          STAND-BY COMMITMENTS. (TAX FREE MONEY MARKET PORTFOLIO ONLY) The Tax Free Money Market Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. Under a stand-by commitment, the Portfolio obligates a broker, dealer or bank to repurchase, at the Portfolio's option, specified securities at a specified price and, in this respect, stand-by commitments are comparable to put options. The exercise of a stand-by commitment, therefore, is subject to the ability of the seller to make payment on demand. The Portfolio will acquire stand-by commitments solely to facilitate its portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The Portfolio may pay for stand-by commitments if such action is deemed necessary, thus increasing to a degree the cost of the underlying Municipal Obligation and similarly decreasing such security's yield to investors. Gains realized in connection with stand-by commitments will be taxable.

          RATINGS OF MUNICIPAL OBLIGATIONS. (TAX FREE MONEY MARKET PORTFOLIO
ONLY) If, subsequent to its purchase by the Tax Free Money Market Portfolio, (a) an issue of rated Municipal Obligations ceases to be rated in the highest rating category by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization) or the Fund's Board determines that it is no longer of comparable quality or (b) the Adviser becomes aware that any portfolio security not so highly rated or any unrated security has been given a rating by any rating organization below the rating organization's second highest rating category, the Fund's Board will reassess promptly whether such security presents minimal credit risk and will cause the Portfolio to take such action as it determines is in the best interest of the Portfolio and its shareholders; provided that the reassessment required by clause (b) is not required if the portfolio security is disposed of or matures within five business days of the Adviser becoming aware of the new rating and the Board of Directors is subsequently notified of the Adviser's actions.

          To the extent that the ratings given by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P") or Fitch IBCA, Inc. ("Fitch") for Municipal Obligations may change as a result of changes in such organizations or their rating systems, the Portfolio will attempt to use comparable ratings as standards for its investments in accordance with its stated investment policies. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the Municipal Obligations which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings may be an initial criterion for selection of portfolio investments, the Adviser also will evaluate these securities and the creditworthiness of the issuers of such securities based upon financial and other available information.

          ILLIQUID SECURITIES. Neither Portfolio will invest more than 10% of the value of its net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the securities and includes, among other things, restricted securities other than those the Adviser has determined to be liquid pursuant to guidelines established by the Fund's Board and repurchase agreements maturing in more than seven days. Commercial paper issues in which the Money Market Portfolio may invest include securities issued by major corporations without registration under the Securities Act of 1933, as amended ("1933 Act"), in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof and commercial paper and medium term notes issued in reliance on the so-called "private placement" exemption from registration which is afforded by
Section 4(2) of the 1933 Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the Federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper ordinarily is resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity.

          In recent years a large institutional market has developed for certain securities that are not registered under the 1933 Act, including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

          To facilitate the increased size and liquidity of the institutional markets for unregistered securities, the Securities and Exchange Commission adopted Rule 144A under the 1933 Act. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Section 4(2) paper that is issued by a company that files reports under the Securities Exchange Act of 1934, as amended, generally is eligible to be sold in reliance on the safe harbor of Rule 144A. Pursuant to Rule 144A, the institutional restricted securities markets may provide both readily ascertainable values for restricted securities and the ability to liquidate an investment in order to satisfy share redemption orders on a timely basis. An insufficient number of qualified institutional buyers interested in purchasing certain restricted securities held by the Portfolio, however, could affect adversely the marketability of such portfolio securities and the Portfolio might be unable to dispose of such securities promptly or at reasonable prices. It is anticipated that the market for certain restricted securities will expand further as a result of Rule 144A and the development of automated systems for the trading, clearance and settlement of unregistered securities, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

          The Board of Directors has the ultimate responsibility for determining whether specific securities are liquid or illiquid, other than those the Securities and Exchange Commission deems to be illiquid. The Board of Directors has delegated the function of making day-to-day determinations of liquidity to the Adviser, pursuant to guidelines approved by the Board. The Adviser takes into account a number of factors in reaching liquidity decisions, including (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security, (3) the number of dealers that have undertaken to make a market in the security, (4) the number of other potential purchasers and (5) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). The Adviser will monitor the liquidity of restricted securities held by the Portfolio and report periodically on such decisions to the Board of Directors.

INVESTMENT PRACTICES

          The following information supplements and should be read in conjunction with the Portfolios' Prospectus.

          LENDING PORTFOLIO SECURITIES. (MONEY MARKET PORTFOLIO ONLY) To a limited extent, the Money Market may lend its portfolio securities to brokers, dealers and other financial institutions, provided it receives cash collateral which at all times is maintained in an amount equal to at least 100% of the current market value of the securities loaned. By lending its portfolio securities, the Portfolio can increase its income through the investment of the cash collateral. For the purposes of this policy, the Portfolio considers collateral consisting of U.S. Government securities or irrevocable letters of credit issued by banks whose securities meet the standards for investment by the Portfolio to be the equivalent of cash. Such loans may not exceed 33-1/3% of the Money Market Portfolio's total assets. From time to time, the Portfolio may pay a part of the interest earned from the investment of collateral received for securities loaned to the borrower or a third party which is unaffiliated with the Fund, and which is acting as a "placing broker," in an amount determined by the Board of Directors to be reasonable and based solely on services rendered.

          FORWARD COMMITMENTS. Each Portfolio may purchase securities on a forward commitment or when-issued basis, which means that delivery and payment take place a number of days after the date of the commitment to purchase. The payment obligation and the interest rate receivable on a forward commitment or when- issued security are fixed when the Portfolio enters into the commitment, but the Portfolio does not make payment until it receives delivery from the counterparty. The Portfolio will commit to purchase such securities only with the intention of actually acquiring the securities, but the Portfolio may sell these securities before the settlement date if it is deemed advisable. The Portfolio will set aside in a segregated account permissible liquid assets at least equal at all times to the amount of the purchase commitment.

          Securities purchased on a forward commitment or when- issued basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment or when-issued basis may expose the Portfolio to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a when-issued basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment or when-issued basis when the Portfolio is fully or almost fully invested may result in greater potential fluctuation in the value of the Portfolio's net assets and its net asset value per share.

INVESTMENT RESTRICTIONS

          MONEY MARKET PORTFOLIO ONLY. The Money Market Portfolio has adopted its investment objective and the following investment restrictions as fundamental policies, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Portfolio's outstanding voting shares. The Money Market Portfolio may not:

          1. Purchase common stocks, preferred stocks, warrants or other equity securities.

          2. Borrow money, except (i) from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Portfolio's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made (while such borrowings exceed 5% of the value of the Portfolio's total assets, the Portfolio will not make any additional investments) and (ii) in connection with the entry into reverse repurchase agreements. At no time may total borrowings exceed 33-1/3% of the value of the Portfolio's total assets.

          3. Pledge, hypothecate, mortgage or otherwise encumber its assets, except (i) to secure borrowings for temporary or emergency purposes and (ii) in connection with the purchase of securities on a forward commitment basis and the entry into reverse repurchase agreements.

          4. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), other than in connection with the entry into certain reverse repurchase agreements.

          5. Sell securities short or purchase securities on margin.

          6. Write or purchase put or call options or combinations thereof.

          7. Act as underwriter of securities of other issuers. The Portfolio may not enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 10% of its net assets would be so invested.

          8. Purchase or sell real estate, real estate investment trust securities, commodities, or oil and gas interests.

          9. Make loans to others, except through the purchase of debt obligations and through repurchase agreements referred to in the Portfolio's Prospectus, and except that the Portfolio may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Fund's Board.

          10. Invest in companies for the purpose of exercising control.

          11. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

          12. Invest more than 5% of its assets in the obligations of any one issuer, except that up to 25% of the value of the Portfolio's total assets may be invested without regard to any such limitation (subject to provisions of Rule 2a-7), provided that not more than 10% of its assets may be invested in securities issued or guaranteed by any single guarantor of obligations held by the Portfolio. Notwithstanding the foregoing, to the extent required by the rules of the Securities and Exchange Commission, the Portfolio will not invest more than 5% of its assets in the obligations of any one bank.

          13. Invest less than 25% of its total assets in securities issued by banks or invest more than 25% of its assets in the securities of issuers in any other industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Notwithstanding the foregoing, for temporary defensive purposes the Money Market Portfolio may invest more than 25% of its assets in bank obligations.

          For purposes of Investment Restriction No. 13, asset-backed securities are grouped in industries based on their underlying assets and are not treated as constituting a single, separate industry.

                                      * * *

          TAX FREE MONEY MARKET PORTFOLIO ONLY. The Tax Free Money Market Portfolio has adopted its investment objective and the following investment restrictions as fundamental policies, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Portfolio's outstanding voting shares. The Tax Free Money Market Portfolio may not:

          1. Purchase securities other than Municipal Obligations and Taxable Investments as those terms are defined above and in the Portfolio's Prospectus.

          2. Borrow money, except from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Portfolio's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made (while borrowings exceed 5% of the value of the Portfolio's total assets, the Portfolio will not make any additional investments).

          3. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure borrowings for temporary or emergency purposes.

          4. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act).

          5. Sell securities short or purchase securities on margin.

          6. Write or purchase put or call options or combinations thereof.

          7. The Portfolio may not enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 10% of its net assets would be so invested.

          8. Purchase or sell real estate, real estate investment trust securities, commodities, or oil and gas interests, but this shall not prevent the Portfolio from investing in Municipal Obligations secured by real estate or interests therein.

          9. Make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements referred to above and in the Portfolio's Prospectus.

          10. Invest in companies for the purpose of exercising control.

          11. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

          12. Underwrite the securities of other issuers, except that the Portfolio may bid separately or as part of a group for the purchase of Municipal Obligations directly from an issuer for its own portfolio to take advantage of the lower purchase price available.

          13. Invest more than 25% of its assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of tax exempt securities issued by state or municipal governments or their political subdivisions and, for temporary defensive purposes, securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

          For purposes of Investment Restriction No. 13, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an "industry."

                                      * * *

          If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of that restriction.


                             MANAGEMENT OF THE FUND

          The Fund's Board of Directors is responsible for the management and supervision of each Portfolio. The Board approves all significant agreements with those companies that furnish services to the Portfolios. These companies are as follows:

Mitchell Hutchins Asset Management Inc........ Investment Adviser
BISYS Fund Services Limited Partnership....... Distributor
BISYS Fund Services Ohio, Inc................. Administrator and Transfer Agent
The Bank of New York.......................... Custodian


          Directors and officers of the Fund, together with information as to their principal business occupations during at least the last five years, are shown below. Each Director who is an "interested person" of the Fund, as defined in the 1940 Act, is indicated by an asterisk.

DIRECTORS OF THE FUND

*WILLIAM B. BLUNDIN, PRESIDENT AND CHAIRMAN OF THE BOARD OF DIRECTORS. An employee of BISYS Fund Services, Inc., BISYS' general partner. Mr. Blundin also is an officer of other investment companies administered by the Administrator or its affiliates. He is 60 years old and his address is 125 West 55th Street, New York, New York 10019.

NORMA A. COLDWELL, DIRECTOR. International Economist and Consultant;
          Executive Vice President of Coldwell Financial Consultants; Trustee and Treasurer of Meridian House International (International Education and Cultural Group); Member of the Board of Advisors of Meridian International Center and Emerging Capital Markets, S.A. (Montevideo, Uruguay); formerly Chief International Economist of Riggs National Bank, Washington, D.C. She is 72 years old and her address is 3330 Southwestern Boulevard, Dallas, Texas 75225.

RICHARD H. FRANCIS, DIRECTOR. Former Executive Vice President and Chief
          Financial Officer of Pan American World Airways, Inc. (currently, debtor-in-possession under the U.S. Bankruptcy Code), March 1988 to October 1991; Senior Vice President and Chief Financial Officer of American Standard Inc., 1960 to March 1988. Mr. Francis is a director of Allendale Mutual Insurance and The Indonesia Fund, Inc. He is 66 years old and his address is 40 Grosvenor Road, Short Hills, New Jersey 07078.

WILLIAM W. McINNES, DIRECTOR. Private investor. From July 1978 to February
          1993, he was Vice President--Finance and Treasurer of Hospital Corp. of America. He is also a director of Gulf South Medical Supply and Diversified Trust Co. He is 48 years old and his address is 116 30th Avenue South, Nashville, Tennessee 37212.

ROBERT A. ROBINSON, DIRECTOR. Private investor. Since 1991, President
          Emeritus, and from 1968 to 1991, President of The Church Pension Group, NYC. From 1956 to 1966, Senior Vice President of Colonial Bank & Trust Co. He is also a director of Mariner Institutional Funds, Inc., Mariner Tax-Free Institutional Funds, Inc., UST Master Funds, UST Master Tax Exempt Funds, H.B. and F.H. Bugher Foundation, Morehouse-Barlow Co. Publishers, The Canterbury Cathedral Trust in America, The Living Church Foundation and Hoosac School. He is 71 years old and his address is 2 Hathaway Common, New Canaan, Connecticut 06840.

OFFICERS OF THE FUND

JEFFREY C. CUSICK, VICE PRESIDENT AND ASSISTANT SECRETARY. An employee of
          BISYS Fund Services, Inc. since July 1995, and an officer of other investment companies administered by the Administrator or its affiliates. From September 1993 to July 1995, he was Assistant Vice President and, from 1989 to September 1993, he was Manager--Client Services, of Federated Administrative Services. He is 38 years old and his address is 3435 Stelzer Road, Columbus, Ohio 43219.

WILLIAM TOMKO, VICE PRESIDENT. An employee of BISYS Fund Services, Inc. and an officer of other investment companies administered by the Administrator or its affiliates. He is 38 years old and his address is 3435 Stelzer Road, Columbus, Ohio 43219.

GARY R. TENKMAN, TREASURER. An employee of BISYS Fund Services, Inc. since
          April 1998, and an officer of other investment companies administered by the Administrator or its affiliates. For more than five years prior thereto, he was an audit manager with Ernst & Young LLP. He is 34 years old and his address is 3435 Stelzer Road, Columbus, Ohio 43219.

ROBERT L. TUCH, ASSISTANT SECRETARY. An employee of BISYS Fund Services, Inc.
          since June 1991, and an officer of other investment companies administered by the Administrator or its affiliates. He is 45 years old and his address is 3435 Stelzer Road, Columbus, Ohio 43219.

ALAINA METZ, ASSISTANT SECRETARY. An employee of BISYS Fund Services, Inc.
          and an officer of other investment companies administered by the Administrator or its affiliates. She is 29 years old and her address is 3435 Stelzer Road, Columbus, Ohio 43219.

          For so long as the Fund's plan described in the section captioned "Management Arrangements--Distribution Plan" remains in effect, the Directors of the Fund who are not "interested persons" of the Fund, as defined in the 1940 Act, will be selected and nominated by the Directors who are not "interested persons" of the Fund.

          Directors and officers of the Fund, as a group, owned less than 1% of each Portfolio's shares outstanding on February 25, 1999.

          The Fund does not pay any remuneration to its officers and Directors other than fees and expenses to those Directors who are not directors, officers or employees of the Adviser or BISYS or any of their affiliates. The aggregate amount of compensation paid to each such Director by the Fund for the year ended December 31, 1998 was as follows:

                                                           Total Compensation
                                  Aggregate                  From Fund and
 Name of Board                   Compensation              Fund Complex Paid
   Member                        from Fund*                 to Board Member*
-------------------------     -------------------       -----------------------
Norma A. Coldwell                 $18,000                      $18,000
Richard H. Francis                $18,000                      $18,000
William W. McInnis                $18,000                      $18,000
Robert A. Robinson                $18,000                      $18,000
---------------------

* Amount does not include reimbursed expenses for attending Board meetings, which amounted to $_____ for all Directors as a group.


                             MANAGEMENT ARRANGEMENTS

          INVESTMENT ADVISER. The Adviser is a wholly-owned subsidiary of PaineWebber Incorporated ("PaineWebber"), which in turn is a wholly-owned subsidiary of Paine Webber Group Inc. ("PW Group"), a publicly owned financial services holding company. The Adviser provides investment advisory services pursuant to the Investment Advisory Agreement (the "Agreement") dated October 30, 1990, with the Fund. As to each Portfolio, the Agreement is subject to annual approval by (i) the Fund's Board of Directors or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Portfolio, provided that in either event the continuance also is approved by a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Fund or the Adviser, by vote cast in person at a meeting called for the purpose of voting on such approval. The Board, including a majority of the Directors who are not "interested persons" of any party to the Agreement, last approved the Agreement at a meeting held on November 18, 1998. Shareholders of the Money Market Portfolio approved the Agreement on December 20, 1991. As to each Portfolio, the Agreement is terminable without penalty, on 60 days' notice, by the Fund's Board or by vote of the holders of a majority of the Portfolio's shares, or, on not less than 90 days' notice, by the Adviser. The Agreement will terminate automatically, as to the relevant Portfolio, in the event of its assignment (as defined in the 1940 Act).

          The Adviser provides investment advisory services in accordance with the stated policies of the Portfolios, subject to the approval of the Fund's Board of Directors. The Adviser provides each Portfolio with Investment Officers who are authorized by the Board of Directors to execute purchases and sales of securities. The Money Market Portfolio's Chief Investment Officers are Susan P. Ryan and Dennis L. McCauley. The Tax Free Money Market Portfolio's Chief Investment Officers are Elbridge T. Gerry III, Debbie Vermann and Kevin McIntyre. The Adviser also maintains a research department with a professional staff of portfolio managers and securities analysts who provide research services for each Portfolio and for other funds advised by the Adviser. All purchases and sales are reported for the Board's review at the meeting subsequent to such transactions.

          As compensation for its services, the Fund has agreed to pay the Adviser a monthly fee at the annual rate of .10% of the value of each Portfolio's average daily net assets. For the fiscal years ended December 31, 1996, 1997 and 1998, the advisory fees paid to the Adviser by the Money Market Portfolio amounted to $950,074, $1,088,088 and $________, respectively. For the period October 7, 1996 (commencement of operations of the Tax Free Money Market Portfolio) through December 31, 1996 and for the fiscal years ended December 31, 1997 and 1988, the advisory fees payable to the Adviser by the Tax Free Money Market Portfolio amounted to $19,900, $93,494 and $__________, respectively, which amounts were reduced by $9,950 in 1996 and $14,024 in 1997, pursuant to undertakings by the Adviser, resulting in net advisory fees paid to the Adviser by the Tax Free Money Market Portfolio of $9,950 for the period ended December 31, 1996 and $79,470 for the fiscal year ended December 31, 1997.

          ADMINISTRATOR. BISYS Fund Services Ohio, Inc., a wholly-owned subsidiary of The BISYS Group, Inc., provides certain administrative services pursuant to the Administration Agreement (the "Administration Agreement") dated April 25, 1996, with the Fund. Under the Administration Agreement, the Administrator generally assists in all aspects of the Portfolios' operations, other than providing investment advice, subject to the overall authority of the Fund's Board of Directors in accordance with Maryland law. In connection therewith, the Administrator provides the Portfolios with office facilities, personnel, and certain clerical and bookkeeping services (e.g., preparation of reports to shareholders and the Securities and Exchange Commission and filing of Federal, state and local income tax returns) that are not being furnished by the Portfolios' custodian. As to each Portfolio, the Administration Agreement will continue until December 31, 1999 and thereafter is subject to annual approval by
(i) the Fund's Board or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Portfolio, provided that in either event the continuance also is approved by a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Fund or the Administrator, by vote cast in person at a meeting called for the purpose of voting such approval. The Administration Agreement was last approved by the Fund's Board of Directors, including a majority of the Directors who are not "interested persons" of any party to the Administration Agreement, at a meeting held on November 11, 1997. As to each Portfolio, the Administration Agreement is terminable without penalty, at any time if for cause, by the Fund's Board or by vote of the holders of a majority of the Portfolio's outstanding voting securities, or, on not less than 90 days' notice, by the Administrator. The Administration Agreement will terminate automatically, as to the relevant Portfolio, in the event of its assignment (as defined in the 1940 Act).

          As compensation for its administrative services, each Portfolio has agreed to pay the Administrator a monthly fee at the annual rate of .10% of the value of the Portfolio's average daily net assets. For the fiscal years ended December 31, 1996, 1997 and 1998, the Money Market Portfolio paid the Administrator $950,074, $1,088,088 and $__________, respectively. For the period October 7, 1996 (commencement of operations of the Tax Free Money Market Portfolio) through December 31, 1996 and for the fiscal years ended December 31, 1997 and 1998, the administration fees payable to the Administrator by the Tax Free Money Market Portfolio amounted to $19,900, $93,494 and $__________________, respectively, which amounts were reduced by $19,900 in 1996 and $67,007 in 1997, resulting in no administration fee being paid for the period ended December 31, 1996 and $26,487 in administration fees paid to the Administrator for the fiscal year ended December 31, 1997 pursuant to undertakings.

          DISTRIBUTOR. BISYS Fund Services Limited Partnership, a wholly-owned subsidiary of The BISYS Group, Inc., acts as the exclusive distributor of each Portfolio's shares on a best efforts basis pursuant to a Distribution Agreement (the "Distribution Agreement") dated February 11, 1997, with the Fund. Shares are sold on a continuous basis by the Distributor as agent, although the Distributor is not obliged to sell any particular amount of shares. No compensation is payable by a Portfolio to the Distributor for its distribution services.

          DISTRIBUTION PLAN. Rule 12b-1 (the "Rule") adopted by the Securities and Exchange Commission under the 1940 Act provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. Because some or all of the fees paid to Financial Institutions (as defined in the Prospectus) for services provided to Portfolio shareholders could be deemed to be payment of distribution expenses, the Fund's Board of Directors has adopted such a plan (the "Plan"). The Fund's Board of Directors believes that there is a reasonable likelihood that the Plan will benefit each Portfolio and its shareholders. In some states, certain financial institutions effecting transactions in Portfolio shares may be required to register as dealers pursuant to state law.

          A quarterly report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, must be made to the Board of Directors for its review. In addition, as to each Portfolio, the Plan provides that it may not be amended to increase materially the costs which shareholders may bear for distribution pursuant to the Plan without shareholder approval and that other material amendments of the Plan must be approved by the Board of Directors, and by the Directors who are neither "interested persons" (as defined in the 1940 Act) of the Fund nor have any direct or indirect financial interest in the operation of the Plan or in the related Plan Agreement between the Fund and Correspondent Services Corporation [CSC], an affiliate of the Adviser, by vote cast in person at a meeting called for the purpose of considering such amendments. The Plan and the Plan Agreement are subject to annual approval by such vote cast in person at a meeting called for the purpose of voting on the Plan. The Plan and Plan Agreement were so approved on November 18, 1998. The Money Market Portfolio's shareholders approved the Plan on December 20, 1991. As to each Portfolio, the Plan is terminable at any time by vote of a majority of the Directors who are not "interested persons" and who have no direct or indirect financial interest in the operation of the Plan or in the Plan Agreement or by vote of the holders of a majority of the Portfolio's shares. As to each Portfolio, the Plan Agreement is terminable without penalty, at any time, by such vote of the Directors, upon not more than 60 days' written notice to Correspondent Services Corporation [CSC] or by vote of the holders of a majority of the Portfolio's shares. The Plan Agreement will terminate automatically, as to the relevant Portfolio, in the event of its assignment (as defined in the 1940 Act).

          For the fiscal year ended December 31, 1998, the amount payable pursuant to the Plan by the Money Market Portfolio amounted to $_____________; however, pursuant to an undertaking, the amount was reduced by $______, resulting in a net amount paid by the Money Market Portfolio of $_________ pursuant to the Plan. For the fiscal year ended December 31, 1998, the amount payable pursuant to the Plan by the Tax Free Money Market Portfolio amounted to $_________; however, pursuant to an undertaking, the amount was reduced by $________, resulting in a net amount paid by the Tax Free Money Market Portfolio of $_______ pursuant to the Plan.

          TRANSFER AND DIVIDEND DISBURSING AGENT AND CUSTODIAN. BISYS Fund Services Ohio, Inc. (the "Transfer Agent"), a wholly- owned subsidiary of The BISYS Group, Inc., located at 3435 Stelzer Road, Columbus, Ohio 43219-3035, is the Fund's transfer and dividend disbursing agent. Under a transfer agency agreement with the Fund, the Transfer Agent arranges for the maintenance of shareholder account records for each Portfolio, the handling of certain communications between shareholders and the Portfolio and the payment of dividends and distributions payable by the Portfolio. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for each Portfolio during the month, and is reimbursed for certain out-of-pocket expenses.

          The Bank of New York, 90 Washington Street, New York, New York 10286, acts as custodian of the investments of each Portfolio. Under a custody agreement with the Fund, The Bank of New York provides for the holding of each Portfolio's securities and the retention of all necessary accounts and records.

          SPECIAL MANAGEMENT SERVICES AGREEMENT. Pursuant to the terms of a Special Management Services Agreement among the Fund, the Adviser and the Administrator, each Portfolio has agreed to pay the Adviser and the Administrator each a monthly fee at the annual rate of .05 of 1% of the value of the Portfolio's average daily net assets. The fees payable to the Adviser by the Money Market Portfolio under the agreement for the fiscal years ended December 31, 1996, 1997 and 1998 amounted to $461,556, $544,044 and $___________, respectively; however, pursuant to an undertaking, the Adviser waived the fee in its entirety for each such fiscal year. The fees payable to the Adviser by the Tax Free Money Market Portfolio under the agreement for the period October 7, 1996 (commencement of operations of the Tax Free Money Market Portfolio) through December 31, 1996 and for the fiscal years ended December 31, 1997 and 1998, amounted to $9,950, $46,747 and $____________, respectively, which amounts were waived in their entirety pursuant to an undertaking.

          The fees payable to the Administrator by the Money Market Portfolio pursuant to the terms of the Special Management Services Agreement for the fiscal years ended December 31, 1996, 1997 and 1998 amounted to $461,555, $544,044 and $_________, respectively; however, pursuant to an undertaking, the Administrator waived the fee in its entirety for each such fiscal year. The fees payable to the Administrator by the Tax Free Money Market Portfolio for the period October 7, 1996 (commencement of operations of the Tax Free Money Market Portfolio) through December 31, 1996 and for the fiscal years ended December 31, 1997 and 1998, amounted to $9,950, $46,747 and $________, respectively, which amounts were waived in their entirety pursuant to an undertaking.

          EXPENSES. All expenses incurred in the operation of the Fund are borne by the Fund, except to the extent specifically assumed by others. The expenses borne by the Fund include: taxes, interest, brokerage fees and commissions, if any, fees of Directors who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Adviser or the Administrator or any of their affiliates, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory fees, administration fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, auditing and legal expenses, costs of maintaining corporate existence, costs of independent pricing services, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of calculating the net asset value of each Portfolio's shares, costs of shareholders' reports and corporate meetings, costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, and any extraordinary expenses. Expenses attributable to a particular Portfolio are charged against the assets of that Portfolio; other expenses of the Fund are allocated among the Portfolios on the basis determined by the Board, including, but not limited to, proportionately in relation to the net assets of each Portfolio.

          As to each Portfolio, the Adviser and the Administrator have agreed that if in any fiscal year the aggregate expenses of the Portfolio, exclusive of taxes, brokerage, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses, but including the advisory and administration fees, exceed the expense limitation of any state having jurisdiction over the Portfolio, the Fund may deduct from the payment to be made to the Administrator under the Administration Agreement, or the Adviser and/or the Administrator will bear, such excess expense to the extent required by state law. Such deduction or payment, if any, will be estimated daily, and reconciled and effected or paid, as the case may be, on a monthly basis.


                        PURCHASE AND REDEMPTION OF SHARES

          TERMS OF PURCHASE. The Fund reserves the right to reject any purchase order and to change the amount of the minimum investment and subsequent purchases in the Portfolios.

          SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closing), (b) when trading in the markets a Portfolio ordinarily utilizes is restricted, or when an emergency exists as determined by the Securities and Exchange Commission so that disposal of the Portfolio's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit to protect the Portfolio's shareholders.


                        DETERMINATION OF NET ASSET VALUE

          AMORTIZED COST PRICING. The valuation of each Portfolio's investment securities is based upon their amortized cost, which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument.

          The Board of Directors has established, as a particular responsibility within the overall duty of care owed to each Portfolio's investors, procedures reasonably designed to stabilize the Portfolio's price per share as computed for the purpose of purchases and redemptions at $1.00. Such procedures include review of the Portfolio's investment holdings by the Board of Directors, at such intervals as it deems appropriate, to determine whether the Portfolio's net asset value calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost. In such review, investments for which market quotations are readily available will be valued at the most recent bid price or yield equivalent for such securities or for securities of comparable maturity, quality and type, as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets will be valued at fair value as determined in good faith by the Board of Directors.

          The extent of any deviation between a Portfolio's net asset value based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be examined by the Board. If such deviation exceeds 1/2 of 1%, the Board promptly will consider what action, if any, will be initiated. In the event the Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, it has agreed to take such corrective action as it regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations or market equivalents.

          NEW YORK STOCK EXCHANGE AND CUSTODIAN CLOSINGS. The holidays (as observed) on which the New York Stock Exchange and the Custodian are closed currently are: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving and Christmas.


                                YIELD INFORMATION

          Yield is computed in accordance with a standardized method which involves determining the net change in the value of a hypothetical pre-existing Portfolio account having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and analyzing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares and fees that may be charged to shareholder accounts, in proportion to the length of the base period and the Portfolio's average account size, but does not include realized gains and losses or unrealized appreciation and depreciation. Effective annualized yield is computed by adding 1 to the base period return (calculated as described above), raising that sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

          Tax equivalent yield is computed by dividing that portion of the yield or effective yield (calculated as described above) which is tax exempt by 1 minus a stated tax rate and adding the quotient to that portion, if any, of the yield of the Portfolio that is not tax exempt. Each investor should consult with its tax adviser, and consider its own factual circumstances and applicable tax laws, in order to ascertain the relevant tax equivalent yield.

          Yields will fluctuate and are not necessarily representative of future results. The investor should remember that yield is a function of the type and quality of the instruments held, their maturity and operating expenses. An investor's principal in a Portfolio is not guaranteed. See "Determination of Net Asset Value" for a discussion of the manner in which each Portfolio's price per share is determined.


                             PORTFOLIO TRANSACTIONS

          Portfolio securities ordinarily are purchased directly from the issuer or an underwriter or a market maker for the securities. Usually no brokerage commissions are paid for such purchases. Purchases from underwriters of portfolio securities include a concession paid by the issuer to the underwriter and the purchase price paid to market makers for the securities may include the spread between the bid and asked price. No brokerage commissions have been paid by either Portfolio to date.

          Transactions are allocated to various dealers by the Portfolio's investment personnel in their best judgment. The primary consideration is prompt and effective execution of orders at the most favorable price. Subject to that primary consideration, dealers may be selected to act on an agency basis for research, statistical or other services to enable the Adviser to supplement its own research and analysis with the views and information of other securities firms.

          Research services furnished by brokers through which the Portfolios effect securities transactions may be used by the Adviser in advising other funds or accounts it advises and, conversely, research services furnished to the Adviser by brokers in connection with other funds or accounts the Adviser advises may be used by the Adviser in advising each Portfolio. Although it is not possible to place a dollar value on these services, it is the opinion of the Adviser that the receipt and study of such services should not reduce the overall expenses of its research department.


                  INFORMATION ABOUT THE FUND AND THE PORTFOLIOS

          The Fund is authorized to issue 28 billion 500 million shares of Common Stock (with 3 billion shares allocated to each Portfolio), par value $.001 per share. Each Portfolio share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Shares have no preemptive, subscription or conversion rights and are freely transferable.

          Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Fund to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of Directors or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Fund to hold a special meeting of shareholders for purposes of removing a Director from office. Shareholders may remove a Director by the affirmative vote of a majority of the Fund's outstanding voting shares. In addition, the Board of Directors will call a meeting of shareholders for the purpose of electing Directors if, at any time, less than a majority of the Directors then holding office have been elected by shareholders.

          The Fund is a "series fund," which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for other purposes. A shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. For certain matters shareholders vote together as a group; as to others they vote separately by portfolio. From time to time, other portfolios may be established and sold pursuant to other offering documents.

          Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise, to the holders of the outstanding voting securities of an investment company, such as the Fund, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by such matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of such portfolio. However, the Rule exempts the election of directors from the separate voting requirements of the Rule.

          To date, 28 portfolios have been authorized. All consideration received by the Fund for shares of one of the portfolios, and all assets in which such consideration is invested, belong to that portfolio (subject only to the rights of creditors of the Fund) and will be subject to the liabilities related thereto. The income attributable to, and expenses of, one portfolio are treated separately from those of the other portfolios.

          Each Portfolio will send annual and semi-annual financial statements to all its shareholders.


                        COUNSEL AND INDEPENDENT AUDITORS

          Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982, as counsel for the Fund, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to the Prospectus.

          _____________, independent auditors, has been selected as the Fund's auditors for the year ending December 31, 1999.


                              FINANCIAL STATEMENTS

          The Portfolios' Annual Report to Shareholders for the fiscal year ended December 31, 1998 is a separate document supplied with this Statement of Additional Information, and the financial statements, accompanying notes and report of independent auditors appearing therein are incorporated by reference in this Statement of Additional Information.

                                    APPENDIX

          Description of the two highest commercial paper, bond, municipal bond and other short- and long-term rating categories assigned by S&P, Moody's, Fitch, Duff & Phelps Credit Rating Co. ("Duff"), and Thomson BankWatch, Inc. ("BankWatch"):

COMMERCIAL PAPER AND SHORT-TERM RATINGS

          The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation. Capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

          The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions pin well established industries, high rates of return of funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 (P-2) have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

          The rating Fitch-1 (Highest Grade) is the highest commercial paper rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

          The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

          The rating TBW-1 is the highest short-term rating assigned by BankWatch; the rating indicates that the degree of safety regarding timely repayment of principal and interest is very strong. The rating TBW-2 is the second highest short-term rating assigned by BankWatch; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

BOND AND LONG-TERM RATINGS

          Bonds rated AAA are considered by S&P to be the highest grade obligations and possess an extremely strong capacity to pay principal and interest. Bonds rated AA by S&P are judged by S&P to have a very strong capacity to pay principal and interest, and in the majority of instances, differ only in small degrees from issues rated AAA.

          Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than Aaa bonds because margins of protection may not be as large or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger. Moody's applies numerical modifiers 1, 2 and 3 in the Aa rating category. The modifier 1 indicates a ranking for the security in the higher end of this rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of the rating category.

          Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions and liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type of market.

          Bonds rated AAA by Duff are considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than U.S. Treasury debt. Bonds rated AA are considered to be of high credit quality with strong protection factors. Risk is modest but may vary slightly from time to time because of economic conditions.

INTERNATIONAL AND U.S. BANK RATINGS

          A Fitch bank rating represents Fitch's current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties. In its assessment of a bank, Fitch uses a dual rating system comprised of Legal Ratings and Individual Ratings. In addition, Fitch assigns banks Long- and Short-Term Ratings as used in the corporate ratings discussed above. Legal Ratings, which range in gradation from 1 through 5, address the question of whether the bank would receive support provided by central banks or shareholders if it experienced difficulties, and such ratings are considered by Fitch to be a prime factor in its assessment of credit risk. Individual Ratings, which range in gradations from A through E, represent Fitch's assessment of a bank's economic merits and address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.

          Description of certain S&P, Moody's and Fitch ratings of Municipal
Obligations:

S&P

MUNICIPAL BOND RATINGS

          An S&P municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation.

          The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable, and will include:
(1) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) nature and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                                       AAA

          Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                                       AA

          Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. The AA rating may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the category.

MUNICIPAL NOTE RATINGS

                                      SP-1

          The issuers of these municipal notes exhibit very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

                                      SP-2

          The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest.

Moody's

MUNICIPAL BOND RATINGS

                                       Aaa

          Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Aa

          Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Bonds in the Aa category which Moody's believes possess the strongest investment attributes are designated by the symbol Aa1.

MUNICIPAL NOTE RATINGS

          Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). Such ratings recognize the difference between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short- term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run.

          A short-term rating may also be assigned on an issue having a demand feature. Such ratings will be designated as VMIG or, if the demand feature is not rated, as NR. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

          Moody's short-term ratings are designated Moody's Investment Grade as MIG 1 or VMIG 1 through MIG 4 or VMIG 4. As the name implies, when Moody's assigns a MIG or VMIG rating, all categories define an investment grade situation.

                                  MIG 1/VMIG 1

          This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

                                  MIG 2/VMIG 2

          This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Fitch

MUNICIPAL BOND RATINGS

          The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's future financial strength and credit quality.

                                       AAA

          Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                                       AA

          Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+. Plus (+) and minus (-) signs are used with the rating symbol AA to indicate the relative position of a credit within the rating category.

SHORT-TERM RATINGS

          Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

          Although the credit analysis is similar to Fitch's bond rating analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

                                      F-1+

          EXCEPTIONALLY STRONG CREDIT QUALITY. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                                       F-1

          VERY STRONG CREDIT QUALITY. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

                                       F-2

          GOOD CREDIT QUALITY. Issues carrying this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-1+ and F-1 categories.

                            PART C. OTHER INFORMATION

Item 23.
               (a) (1) Articles of Incorporation are incorporated by reference to Exhibit (1) of the Registration Statement on Form N-1A, filed on March 29, 1990.

                   (2) Articles of Amendment are incorporated by reference to Exhibit (1)(b) of Pre-Effective Amendment No. 3 to the Registration Statement on Form N-1A, filed on June 22, 1990.

                   (3) Articles of Amendment are incorporated by reference to Exhibit (1)(f) of Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A, filed on April 30, 1996.

                   (4) Articles of Amendment are incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A, filed March 31, 1998.

               (b) By-Laws are incorporated by reference to Exhibit (2) of Pre-Effective Amendment No. 3 to the Registration Statement on Form N-1A, filed on June 22, 1990.

               (d)       (1)    Investment Advisory Agreement between the
                                Registrant and Mitchell Hutchins Asset
                                Management Inc. is incorporated by reference to Exhibit (5)(b)(iii) of Post-Effective Amendment
                                No. 6 to the Registration Statement on Form
                                N-1A, filed on June 7, 1991.

                         (2)    Investment Advisory Agreement between
                                Registrant and First American National Bank.*

                         (3) Sub-Investment Advisory Agreement between First American National Bank and Lazard Asset Management is incorporated by reference to Exhibit (5)(b)(i) of Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A, filed September 23, 1998.

                         (4) Sub-Investment Advisory Agreement between First American National Bank and Womack Asset Management, Inc.*

                         (5) Administration Agreement between Registrant and BISYS Fund Services Ohio, Inc.*

                 (e)     (1)    Distribution Agreement between Registrant
                                and BISYS Fund Services Limited Partnership.*

                         (2) Form of Plan Agreement, with respect to Registrant's Correspondent Cash Reserves Money Market Portfolio and Correspondent Cash Reserves Tax Free Money Market Portfolio, is incorporated by reference to Exhibit (6)(b) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on June 7, 1991.

                         (3) Distribution Plan Agreement, with respect to Registrant's ISG and Stewardship Funds.*

                 (g)     (1)    Custody and Fund Accounting Agreement with
                                The Bank of New York is incorporated by
                                reference to Exhibit (8)(a) of Pre-Effective
                                Amendment No. 3 to the Registration Statement on
                                Form N-1A, filed on June 22, 1990.

                         (2) Form of Foreign Sub-Custodian Agreement is incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A, filed on February 10, 1994.

                 (h)     (1)    Special Management Services Agreement
                                among the Registrant, Mitchell Hutchins Asset
                                Management Inc. and Concord Holding Corporation is incorporated by reference to Exhibit (9) of Post-Effective Amendment No. 6 to the
                                Registration Statement on Form N-1A, filed on
                                June 7, 1991.

                         (2) Form of Shareholder Services Agreement, with respect to Registrant's ISG/Stewardship Funds.*

                         (3) Shareholder Services Plan, with respect to Registrant's ISG/Stewardship Funds.*

                 (i) Opinion and consent of Registrant's counsel is incorporated by reference to Pre-Effective Amendment No. 3 to the Registration Statement on Form N-1A, filed June 22, 1990.

                 (j)            Consent of Independent Auditors.*

                 (m)    (1)     Plan of Distribution pursuant to Rule
                                12b-1, with respect to Registrant's
                                Correspondent Cash Reserves Money Market
                                Portfolio and Correspondent Cash Reserves Tax
                                Free Money Market Portfolio, is incorporated by reference to Exhibit (15) of Post-Effective
                                Amendment No. 6 to the Registration Statement on
                                Form N-1A, filed on June 7, 1991.

                        (2) Distribution Plan pursuant to Rule 12b-1, with respect to Registrant's ISG/Stewardship Funds.*

                  (n) Financial Data Schedules are incorporated by reference to Registrant's Annual Report on Form N-SAR filed on or about February 27, 1998 and Semi-Annual Report on Form N-SAR filed on or about August 28, 1998.

                  (o)   (1)     Rule 18f-3 Plan for Registrant's CCR
                                Portfolios is incorporated by reference to Post-Effective Amendment No. 25 to the
                                Registration Statement on Form N-1A, filed on
                                May 1, 1995.

                        (2) Rule 18f-3 Plan for Registrant's Non-Money Market Portfolios.*

                        (3) Rule 18f-3 Plan for Registrant's ISG Money Market Portfolios.*

      Other Exhibit:    (1)     Certificate of Corporate Secretary is
                                incorporated by reference to Other Exhibit of Pre-Effective Amendment No. 3 to the
                                Registration Statement on Form N-1A, filed on
                                June 22, 1990.

                        (2) Powers of Attorney are incorporated by reference to Pre-Effective Amendment No. 1 and Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A, filed on May 23, 1990 and November 15, 1991, respectively.

-----------------------

*    To be filed by Amendment.

Item 24. Persons Controlled By or Under Common Control with Registrant

             Not applicable.

Item 25.  Indemnification

        Reference is made to Article SEVENTH of the Registrant's Articles of Incorporation filed as Exhibit 1 to the Registration Statement, filed on March 29, 1990, and to Section 2-418 of the Maryland General Corporation Law. The application of these provisions is limited by Article VIII of the Registrant's By-Laws filed as Exhibit 2 to Pre-Effective Amendment No. 3 to the Registration Statement, filed on June 22, 1990, and by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

        Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

          Reference also is made to the Distribution Agreement to be filed as Exhibit (e)(1) hereto.

Item 26(a).  Business and Other Connections of Investment Adviser

        (i) Registrant is fulfilling the requirement of this Item 26(a) to provide a list of the officers and directors of Mitchell Hutchins Asset Management Inc., the investment adviser of the Registrant's Correspondent Cash Reserves Money Market Portfolio, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by Mitchell Hutchins Asset Management Inc. or those of its officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV filed with the SEC pursuant to the Investment Advisers Act of 1940 by the Mitchell Hutchins Asset Management Inc. (SEC File No. 801-13219).

        (ii) First American National Bank, the investment adviser of the Registrant's ISG and Stewardship Funds, is a wholly-owned subsidiary of First American Corporation, a registered bank holding company. To the knowledge of the Registrant, none of the directors or executive officers of First American National Bank, except those described below, are or have been, at any time during the past two years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and executive officers of First American National Bank also hold or have held various positions with bank and non-bank affiliates of First American National Bank, including First American Corporation.


                                                                        PRINCIPAL OCCUPATION OR
                                                                          OTHER EMPLOYMENT OF A
                                            POSITION WITH                 SUBSTANTIAL
NAME                                        ADVISER                           NATURE

Dennis C. Bottorff                          Chairman and                 Chairman and Chief Executive
                                            Chief Executive              Officer of  First American
                                            Officer                      Corporation

Earnest W. Deavenport, Jr.                  Director                     Chairman and Chief Executive
                                                                         Officer of  Eastman Chemical
                                                                         Company

Reginald D. Dickson                         Director                     President Emeritus of
                                                                         INROADS, Inc.

James A. Haslam, II                         Director                     Chairman of the Board of
                                                                         Pilot Corporation

Warren A. Hood, Jr.                         Director                     Chairman of Hood Industries, Inc.

Martha R. Ingram                            Director                     Chairman of the Board of
                                                                         Ingram  Industries, Inc.

Walter G. Knestrick                         Director                     Chairman of the Board of
                                                                         Walter  Knestrick
                                                                         Contractor, Inc.

Gene C. Koonce                              Director                     Vice Chairman of United
                                                                         Cities Gas Company

James R. Martin                             Director                     Chairman and Chief Executive
                                                                         Officer of Plasti-Line, Inc.

Robert A. McCabe, Jr.                       Director                     Vice Chairman of First
                                                                         American Corporation and
                                                                         President of First American
                                                                         Enterprises

Howard L. McMillan, Jr.                     Director                     Chairman of Deposit Guaranty
                                                                         System

John N. Palmer                              Director                     Chairman and Chief Executive
                                                                         Officer of SkyTel
                                                                         Communications, Inc.

Dale W. Polley                              Director                     President and Principal
                                                                         Financial Officer of First
                                                                         American Corporation

E.B. Robinson, Jr.                          Director                     Vice Chairman and Chief
                                                                         Operating Officer of First
                                                                         American Corporation and
                                                                         President of First American
                                                                         National Bank

Roscoe R. Robinson                          Director                     Former Vice Chancellor for
                                                                         Health Affairs of
                                                                         Vanderbilt University
                                                                         Medical Center

James F. Smith                              Director                     Former Chairman of the Board
                                                                         of First American Corporation

Cal Turner, Jr.                             Director                     Chairman and Chief Executive
                                                                         Officer of  Dollar General
                                                                         Corporation

Celia A. Wallace                            Director                     Chairman and Chief Executive
                                                                         Officer of Southern Medical
                                                                         Health Systems, Inc.

Ted H. Welch                                Director                     Real Estate Developer,
                                                                         President and  Chief
                                                                         Executive Officer of Eagle
                                                                         Communications

J. Kelley Williams, Sr.                     Director                     Chairman and Chief Executive
                                                                         Officer of ChemFirst, Inc.

David K. Wilson                             Director                     Chairman of the Board of
                                                                         Cherokee Equity Corporation

Toby S. Wilt                                Director                     President of TSW Investment Company

William S. Wire, II                         Director                     Former Chairman of the Board
                                                                         of  Genesco, Inc.


        (iii) Registrant is fulfilling the requirement of this Item 26(a) to provide a list of the officers and directors of Lazard Asset Management, the investment adviser of the Registrant's ISG International Equity Fund, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by Lazard Asset Management or those of its officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV filed with the SEC pursuant to the Investment Advisers Act of 1940 by the Lazard Asset Management (SEC File No. 801-50349).

          (iv) Registrant is fulfilling the requirement of this Item 26(a) to provide a list of the officers and directors of Womack Asset Management, Inc., the investment adviser of the Registrant's ISG Small Cap Opportunity Fund and Stewardship Small-Cap Equity Fund, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by Womack Asset Management, Inc. or those of its officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV filed with the SEC pursuant to the Investment Advisers Act of 1940 by the Womack Asset Management, Inc. (SEC File No. 801-54327).

        (v) Registrant is fulfilling the requirement of this Item 26(a) to provide a list of the officers and directors of Bennett Lawrence Management LLC, the investment adviser of the Registrant's ISG Mid Cap Fund, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by Bennett Lawrence Management, LLC or those of its officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV filed with the SEC pursuant to the Investment Advisers Act of 1940 by the Bennett Lawrence Management, LLC (SEC File No. 801-49805).

Item 27.  Principal Underwriters

        (a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

                           American Performance Funds
                              AmSouth Mutual Funds
                              The ARCH Fund, Inc.
                          The BB&T Mutual Funds Group
                               The Coventry Group
                     The Empire Builder Tax Free Bond Fund
                           ESC Strategic Funds, Inc.
                                The Eureka Funds
                             Fountain Square Funds
                             Hirtle Callaghan Trust
                              HSBC Family of Funds
                        The Infinity Mutual Funds, Inc.
                              INTRUST Funds Trust
                                 The Kent Funds
                                  Magna Funds
                            Meyers Investment Trust
                            MMA Praxis Mutual Funds
                                M.S.D.&T. Funds
                             Pacific Capital Funds
                            Parkstone Group of Funds
                          The Parkstone Advantage Fund
                                 Pegasus Funds
                            The Republic Funds Trust
                       The Republic Advisors Funds Trust
                           The Riverfront Funds, Inc.
                     SBSF Funds, Inc. dba Key Mutual Funds
                                  Sefton Funds
                               The Sessions Group
                            Summit Investment Trust
                            Variable Insurance Funds
                             The Victory Portfolios
                           The Victory Variable Funds
                           Vintage Mutual Funds, Inc.

        (b) The information required by this Item 27(b) regarding each director or officer of BISYS Fund Services Limited Partnership is incorporated by reference to Schedule A of Form BD filed pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-32480).

Item 28.  Location of Accounts and Records

          1.       BISYS Fund Services Ohio, Inc.
                   3435 Stelzer Road
                   Columbus, Ohio 43219-3035

          2.       The Bank of New York
                   90 Washington Street
                   New York, New York  10015

          3.       First American National Bank
                   315 Deaderick Street
                   Nashville, Tennessee 37238

          4.       Mitchell Hutchins Asset Management Inc.
                   1285 Avenue of the Americas
                   New York, New York  10019


Item 29. Management Services

               Not Applicable.

Item 30. Undertakings

         None

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 26th day of February, 1999.



                                          THE INFINITY MUTUAL FUNDS, INC.
                                                 (Registrant)

                                          By: /s/ William B. Blundin*
                                               WILLIAM B. BLUNDIN President

          Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/William B. Blundin*                               President (Principal
WILLIAM B. BLUNDIN                                   Executive Officer) and
                                                     Chairman of the
                                                     Board of Directors

/s/Gary R. Tenkman*                                  Treasurer (Chief
GARY R. TENKMAN                                      Financial and
                                                     Accounting Officer)

/s/Richard H. Francis*                               Director
RICHARD H. FRANCIS

/s/Norma A. Coldwell*                                Director
NORMA A. COLDWELL

/s/William W. McInnes*                               Director
WILLIAM W. McINNES

/s/Robert A. Robinson*                               Director
ROBERT A. ROBINSON


*By:/s/Robert L. Tuch                                February 26, 1999
    Robert L. Tuch
      Attorney-in-fact